UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1028

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Ivy Funds

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

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Date of fiscal year end: December 31, 2003

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Date of reporting period: June 30, 2003

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Ivy Funds

Cash Reserves Fund
Cundill Global Value Fund
Dividend Income Fund
European Opportunities Fund
Global Natural Resources Fund
International Fund
International Value Fund
Pacific Opportunities Fund

Semiannual Report
June 30, 2003

 CONTENTS
3	President's Letter
5	Cash Reserves Fund
15	Cundill Global Value Fund
30	Dividend Income Fund
37	European Opportunities Fund
52	Global Natural Resources Fund
65	International Fund
80	International Value Fund
94	Pacific Opportunities Fund
108	Notes to Financial Statements
128	Independent Auditors' Report
129	Shareholder Meeting Results

This report is submitted for the general information of the shareholders of Ivy Funds. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the Ivy Funds current prospectus and current Fund performance information.
President's Letter
 June 30, 2003
Dear Shareholder
Enclosed is our report on your Fund's operations for the six months ended June 30, 2003.
Over the course of the last six months, we have seen a mixture of positive and negative economic news on a national and international front. The worst fears relating to war with Iraq have subsided. Some of the economic uncertainty that plagued the first half of 2003 has cleared as the result of the President's tax package and the Federal Reserve's monetary policy. We believe that the way has now been set for a potentially more positive outlook for the economy and financial assets.
Currently, we are experiencing a moderate economic recovery. The stock market has improved, and we believe that the prospects for growth continue to be positive. For the last six months, the S&P 500 Index increased 11.78 percent while the Nasdaq Composite Index experienced a better return, increasing 21.51 percent. The Dow Jones Industrial Average had a slightly lower, but still positive, return of 9.04 percent for the same period. Bonds also generally had positive returns during the period, as evidenced by the Citigroup Broad Investment Grade Index's increase of 4.0 percent for the period.
As a result of the 2003 Jobs and Growth Tax Relief Reconciliation Act, consumers can anticipate tax relief by early August at the latest. Increased disposable income and potentially prompt consumer spending could result. Even though we have witnessed an increase in business and consumer confidence, activity has been slow to improve. Despite this slow improvement, we believe that the Fed's aggressive monetary policy has the potential to lead to U.S. economic activity improvement in the second half of the year.
As you know, we believe the most prudent approach to achieving your long-term financial objectives is by developing and maintaining a personal financial plan. Despite uncertainties, ensuring you are prepared for whatever comes your way is one step you can take toward financial peace of mind. By developing a plan that is based on your time horizon, risk tolerance, and specific goals, you may be able to avoid common mistakes and empower yourself as you work toward your financial goals.
Maintaining a long-term perspective may be difficult. Market fluctuations can be disconcerting. Ultimately, we believe that it is essential for investors to look at the big picture, and to review their investments on a regular basis. Doing so will help ensure that your plan adheres to your current risk tolerance and adapts to market changes.
Your financial advisor is committed to helping you work toward your long-term financial objectives, and is available to answer any questions you may have about your specific needs. Together, you can work toward a sound financial future. Thank you for your ongoing dedication and partnership.
Respectfully,
Henry J. Herrmann
President
The opinions expressed in this letter are those of the President of the Ivy Funds and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

THE INVESTMENTS OF CASH RESERVES FUND
June 30, 2003
	Principal Amount in Thousands

CORPORATE OBLIGATIONS		Value

Commercial Paper
Banks - 6.59%
Bank of America Corporation:
1.22%, 7-7-03	$362	$ 361,926
1.06%, 7-10-03	250	249,934
Citicorp,
1.03%, 7-31-03	400	399,657
		1,011,517
Beverages - 2.60%
Coca-Cola Company (The),
1.08%, 8-1-03	400	399,628

Containers - 3.25%
Bemis Company, Inc.:
1.05%, 7-10-03	250	249,934
1.1%, 7-11-03	250	249,924
		499,858
Electrical Equipment - 1.95%
Emerson Electric Co.,
1.01%, 7-18-03	300	299,857

Finance Companies - 4.53%
PACCAR Financial Corp.,
1.15%, 8-11-03	447	446,414
State Street Corporation,
0.98%, 7-18-03	250	249,884
		696,298
Food and Related - 7.44%
Golden Peanut Co.:
1.23%, 7-8-03	400	399,904
1.03%, 8-5-03	250	249,750
Nestle Capital Corp.,
1.19%, 8-7-03	494	493,396
		1,143,050
Health Care - Drugs - 4.88%
Merck & Co., Inc.,
1.18%, 7-15-03	450	449,793
Pfizer Inc.,
1.17%, 7-16-03	300	299,854
		749,647

See Notes to Schedule of Investments on page 8.

Health Care - General - 4.87%
Johnson & Johnson,
1.1%, 9-18-03	$750	$ 748,190

Household - General Products - 2.60%
Kimberly-Clark Worldwide Inc.,
1.12%, 7-9-03	400	399,900

Security and Commodity Brokers - 4.41%
UBS Finance Delaware LLC,
1.31%, 7-1-03	677	677,000

Utilities - Telephone - 6.34%
SBC International Inc.,
1.12%, 7-17-03	375	374,813
Verizon Network Funding Corporation,
1.0%, 8-14-03	600	599,267
		974,080

Total Commercial Paper - 49.46%		7,599,025

Notes
Banks - 5.26%
Bank One, N.A.,
1.2888%, 8-25-03	500	499,967
Wells Fargo & Company,
9.125%, 2-1-04	295	308,306
		808,273

Health Care - Drugs - 2.66%
Merck & Co., Inc.,
4.489%, 2-22-04 (A)	400	408,293

Real Estate Investments Trusts - 3.68%
Brentwood Apartments of Mooresville, L.L.C.
(Wachovia Bank, N.A.),
1.09%, 7-3-03	565	565,000

See Notes to Schedule of Investments on page 8.

Retail - General Merchandise - 2.70%
Wal-Mart Stores, Inc.,
5.199%, 6-1-04	$ 400	$ 415,012

Utilities - Telephone - 5.50%
BellSouth Corporation,
4.16%, 4-26-04 (A)	500	511,086
SBC Communications Inc.,
4.18%, 6-5-04	325	333,876
		844,962

Total Notes - 19.80%		3,041,540

TOTAL CORPORATE OBLIGATIONS - 69.26%		$10,640,565
(Cost: $10,640,565)

MUNICIPAL OBLIGATIONS

California - 3.25%
California Pollution Control Financing Authority,
Environmental Improvement Revenue Bonds,
Air Products Manufacturing Corporation,
Taxable Series 1997A,
1.06%, 9-10-03	500	500,000

Maryland - 6.51%
Mayor and City Council of Baltimore (City of
Baltimore, Maryland), General Obligation
Bonds, Consolidated Public Improvement Bonds,
Series 2003D (Variable Rate Demand/Taxable),
1.1%, 7-3-03	1,000	1,000,000

TOTAL MUNICIPAL OBLIGATIONS - 9.76%		$ 1,500,000
(Cost: $1,500,000)

See Notes to Schedule of Investments on page 8.

UNITED STATES GOVERNMENT SECURITIES

Federal Farm Credit Bank,
1.1%, 5-14-04	$500	$ 499,698
Federal Home Loan Bank:
1.31%, 4-13-04	250	250,185
1.37%, 5-3-04	400	400,000
1.05%, 7-16-04	200	200,000
Federal Home Loan Mortgage Corporation,
4.875%, 4-16-04	300	308,604
Student Loan Marketing Association,
1.4%, 2-20-04	500	500,000
United States Treasury Bills:
1.04%, 8-7-03	500	499,465
1.035%, 8-21-03	500	499,267

TOTAL UNITED STATES GOVERNMENT SECURITIES - 20.55%		$ 3,157,219
(Cost: $3,157,219)

TOTAL INVESTMENT SECURITIES - 99.57%		$15,297,784
(Cost: $15,297,784)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.43%		65,791

NET ASSETS - 100.00%		$15,363,575

Notes to Schedule of Investments
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of these securities amounted to $919,379 or 5.98% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES CASH RESERVES FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $15,298)
(Notes 1 and 3)	$15,298
Cash	104
Receivables:
Interest
35
Fund shares sold
25
Total assets
15,462
LIABILITIES
Payable to Fund shareholders	42
Accrued shareholder servicing (Note 2)	16
Accrued management fee (Note 2)	3
Accrued accounting services fee (Note 2)	1
Other	36
Total liabilities
98
Total net assets
$15,364
NET ASSETS
Capital paid in	$15,364
Net assets applicable to outstanding units of capital
$15,364
Net asset value per share (net assets divided by shares outstanding):
Class A
$1.00
Class B
$1.00
Class C
$1.00
Capital shares outstanding:
Class A
10,547
Class B
4,362
Class C
455
See Notes to Financial Statements.

STATEMENT OF OPERATIONS CASH RESERVES FUND For the Six Months Ended June 30, 2003 (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization
$120
Expenses (Note 2):
Investment management fee
38
Shareholder servicing:

Class A
29
Class B
12
Class C
3
Custodian fees
24
Accounting services fee
10
Administrative services fee
9
Audit fees
6
Legal fees
4
Registration fees
4
Other
41
Total
180
Less expenses in excess of contractual amount
100
Total expenses
80
Net investment income
40
Net increase in net assets resulting from operations
$40
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS CASH RESERVES FUND (In Thousands)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income
	$40	$163
Net increase in net assets resulting from operations
	40	163
Distributions to shareholders from net investment income (Note 1F):(1)
Class A
	(23)	(105)
Class B
	(12)	(53)
Class C
	(5)	(5)
	(40)	(163)
Capital share transactions (Note 5)	(6,238)	1,499
Total increase (decrease)
	(6,238)	1,499
NET ASSETS
Beginning of period	21,602	20,103
End of period	$15,364	$21,602

Undistributed net investment income
	$ -	$ -

(1)See "Financial Highlights" on pages 12 - 14. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CASH RESERVES FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00*	0.01(1)	0.03	0.05	0.04	0.05
Less dividends declared	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.34%	0.78%	3.12%	5.37%	4.16%	4.51%
Net assets, end of period (in millions)	$11	$15	$13	$20	$19	$19
Ratio of expenses to average net assets with reimbursement	0.88%(2)	0.88%	0.87%	0.85%	0.88%	0.87%
Ratio of net investment income to average net assets with reimbursement	0.39%(2)	0.78%	3.12%	5.38%	4.17%	4.50%
Ratio of expenses to average net assets without reimbursement	1.93%(2)	1.73%	1.59%	1.52%	1.40%	1.42%
Ratio of net investment income (loss) to average net assets without reimbursement	-0.66%(2)	-0.07%	2.40%	4.71%	3.65%	3.95%
*Not shown due to rounding. (1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CASH RESERVES FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00*	0.01(1)	0.03	0.05	0.04	0.05
Less dividends declared	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.34%	0.85%	3.19%	5.35%	4.30%	4.59%
Net assets, end of period (in millions)	$4	$6	$7	$6	$7	$7
Ratio of expenses to average net assets with reimbursement	0.81%(2)	0.80%	0.80%	0.87%	0.77%	0.76%
Ratio of net investment income to average net assets with reimbursement	0.46%(2)	0.85%	3.19%	5.36%	4.28%	4.61%
Ratio of expenses to average net assets without reimbursement	1.86%(2)	1.65%	1.52%	1.54%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets without reimbursement	-0.59%(2)	0.00%	2.47%	4.69%	3.76%	4.06%
*Not shown due to rounding. (1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CASH RESERVES FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00*	0.01(1)	0.03	0.05	0.04	0.05
Less dividends declared	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.32%	0.74%	3.10%	5.65%	4.14%	4.55%
Net assets, end of period (in thousands)	$455	$813	$519	$1,975	$372	$423
Ratio of expenses to average net assets with reimbursement	0.69%(2)	0.84%	0.88%	0.72%	0.87%	0.81%
Ratio of net investment income to average net assets with reimbursement	0.57%(2)	0.82%	3.10%	5.51%	4.18%	4.56%
Ratio of expenses to average net assets without reimbursement	1.74%(2)	1.69%	1.60%	1.39%	1.39%	1.36%
Ratio of net investment income (loss) to average net assets without reimbursement	-0.48%(2)	-0.03%	2.38%	4.84%	3.66%	4.01%
*Not shown due to rounding. (1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CUNDILL GLOBAL VALUE FUND
Cundill Global Value Fund
GOAL
Seeks long-term capital growth. Any income realized will be incidental.
Strategy

Ivy Cundill Global Value Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) throughout the world, including emerging market countries, that the Fund's management team believes are trading below their estimated "intrinsic value."

"Intrinsic value" is the perceived realizable market value, determined through the management team's analysis of the companies' financial statements (and includes factors such as earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value).

Founded

2000

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Advisors Class Shares
(This class is no longer available for investment.)
Per Share Data
For the Six Months Ended June 30, 2003
Net asset value on
6-30-03
$9.37
12-31-02
8.34
Change per share	$1.03

Past performance is not necessarily indicative of future results.

 SHAREHOLDER SUMMARY OF CUNDILL GLOBAL VALUE FUND
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 6-30-03	-10.06%	- 4.57%	-8.96%	-5.20%
5-year period ended 6-30-03	-	-	-	-
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	-5.20%	-2.07%	0.11%	2.36%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)9- 4-01 for Class A shares and 9-26-01 for Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Advisor Class(C) (D)	Class I(C)(D)
1-year period ended 6-30-03	-5.34%	-3.99%	-
5-year period ended 6-30-03	-	-	-
10-year period ended 6-30-03	-	-	-
Since inception of Class(E)	0.85%	0.44%	-
Cumulative return since inception of Class(E)	-	-	6.51%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Advisor Class shares are not subject to these charges.

(D)See Note 5 to financial statements.

(E)10-19-01 for Class C shares, 4-19-00 for Advisor Class shares and 11-5-2002 for Class I shares (the date on which shares were first acquired and continuously held by shareholders).

International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF CUNDILL GLOBAL VALUE FUND
Portfolio Highlights

On June 30, 2003, Cundill Global Value Fund had net assets totaling $10,079,187 invested in a diversified portfolio of:

82.44%	Common Stocks
17.56%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts

As a shareholder of Cundill Global Value Fund, for every $100 you had invested on
June 30, 2003, your Fund owned:
Multi-Industry Stocks	$18.81
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$17.56
Financial Services Stocks	$16.70
Consumer Services Stocks	$13.40
Consumer Nondurables Stocks	$13.01
Health Care Stocks	$ 7.19
Business Equipment and Services Stocks	$ 6.12
Consumer Durables Stocks	$ 2.17
Raw Materials Stocks	$ 2.14
Capital Goods Stocks	$ 1.94
Retail Stocks	$ 0.96

THE INVESTMENTS OF CUNDILL GLOBAL VALUE FUND
June 30, 2003

COMMON STOCKS	Shares	Value

Beverages - 4.28%
Coca-Cola West Japan Company Limited	26,000	$ 431,236

Broadcasting - 13.40%
Nippon Broadcasting System, Incorporated	10,000	253,629
Nippon Television Network Corporation	4,000	477,557
Tokyo Broadcasting System, Inc.	33,000	402,795
Liberty Media Corporation, Class A*	18,720	216,403
		1,350,384
Business Equipment and Services - 6.12%
Alderwoods Group, Inc.*	47,000	258,030
Asatsu-DK Inc.	20,000	358,752
		616,782
Capital Equipment - 1.94%
Sulzer AG, Registered Shares	1,400	195,954

Chemicals - Specialty - 2.14%
Henkel Kommanditgesellschaft auf Aktien	3,825	215,595

Consumer Electronics - 2.17%
Nintendo Co., Ltd.	3,000	218,505

Cosmetics and Toiletries - 4.06%
Shiseido Company, Limited	42,000	408,927

Finance Companies - 4.24%
AIFUL Corporation	10,000	427,165

Health Care - Drugs - 4.15%
Sankyo Co., Ltd.	35,000	418,739

Household - General Products - 3.04%
Lion Corporation	71,000	306,249

Insurance - Property and Casualty - 5.72%
Fairfax Financial Holdings Limited	1,000	151,224
NIPPONKOA Insurance Company, Limited	126,000	425,747
		576,971

See Notes to Schedule of Investments on page 20.

Multiple Industry - 16.60%
CITIC Pacific Limited	230,000	$ 418,815
First Pacific Company Limited*	2,600,000	453,438
Jardine Strategic Holdings Limited	120,000	331,200
Onex Corporation	15,300	168,169
Teck Cominco Limited, Class B	37,000	301,601
		1,673,223
Restaurants - 0.96%
McDonald's Corporation	4,400	97,064

Security and Commodity Brokers - 6.74%
Brascan Corporation, Class A	8,000	196,223
Nikko Cordial Corporation	120,000	482,563
		678,786
Tobacco - 4.67%
Korea Tobacco & Ginseng Corporation	25,000	412,808
Korea Tobacco & Ginseng Corporation,
GDR (A)	7,000	57,960
		470,768
Utilities - Telephone - 2.21%
Videsh Sanchar Nigam Limited, ADR	42,000	222,600

TOTAL COMMON STOCKS - 82.44%		$ 8,308,948
(Cost: $7,768,946)

UNREALIZED GAIN ON OPEN FORWARD CURRENCY CONTRACTS - 0.52%	Face Amount in Thousands

Eurodollar, 12-10-03 (B)	EUR57	1,143
HongKong Dollar, 9-9-03 (B)	HKD1,779	(159)
HongKong Dollar, 12-10-03(B)	968	(88)
HongKong Dollar, 1-29-04(B)	2,427	(140)
HongKong Dollar, 1-29-04(B)	663	(35)
Japanese Yen, 9-9-03 (B)	¥60,947	1,344
Japanese Yen, 1-29-04 (B)	91,666	13,164
Japanese Yen, 1-29-04(B)	319,574	33,130
Korean Won, 1-29-04(B)	KRW255,675	(817)
Korean Won, 1-29-04 (B)	144,960	473
Korean Won, 12-10-03 (B)	41,684	(482)
Swiss Franc, 12-10-03 (B)	CHF31	933
Swiss Franc, 1-29-04 (B)	213	4,523
		$ 52,989

See Notes to Schedule of Investments on page 20.

	Principal Amount in Thousands	Value

SHORT-TERM SECURITIES

Commercial Paper - 0.51% Chemicals - Petroleum and Inorganic
du Pont (E.I.) de Nemours and Company,
1.11169%, Master Note	$ 51	$ 51,000

Repurchase Agreement - 18.45%
J.P. Morgan Securities Inc., 0.96% Repurchase
Agreement dated 6-30-03, to be
repurchased at $1,860,050 on 7-1-03(C)	1,860	1,860,000

TOTAL SHORT-TERM SECURITIES - 18.96%		$ 1,911,000
(Cost: $1,911,000)

TOTAL INVESTMENTS - 101.92%		$10,272,937
(Cost: $9,679,946)

LIABILITIES, NET OF CASH AND OTHER ASSETS-(1.92%)		(193,750)

NET ASSETS - 100.00%		$10,079,187

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of this security amounted to 0.58% of net assets.
(B)Principal amounts are denominated in the indicated foreign currency where applicable. (EUR - Euro, HKD - Hong Kong Dollar, Y - Japanese Yen, KRW - Korean Won, CHF - Swiss Franc)
(C)Collateralized by $1,883,600 United States Treasury Bond, 7.5% due 11-15-2016; market value and accrued interest aggregate $1,897,161.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES CUNDILL GLOBAL VALUE FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $7,820) (Notes 1 and 3)	$ 8,413
Repurchase agreement - at value (cost - $1,860)	1,860
Cash	32
Receivables:
Fund shares sold
88
Dividends and interest
19
Total assets
10,412
LIABILITIES
Payable for investment securities purchased	310
Payable to Fund shareholders	6
Accrued shareholder servicing (Note 2)	5
Accrued management fee (Note 2)	4
Accrued distribution and service fees (Note 2)	2
Accrued accounting services fee (Note 2)	1
Other	5
Total liabilities
333
Total net assets
$10,079
NET ASSETS
Capital paid in	$ 9,910
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss
(54)
Accumulated undistributed net realized loss on investment transactions
(371)
Net unrealized appreciation in value of investments
594
Net assets applicable to outstanding units of capital
$10,079
Net asset value per share (net assets divided by shares outstanding):
Class A
$9.39
Class B
$9.28
Class C
$9.21
Advisor Class
$9.37
Class I
$9.34
Capital shares outstanding:
Class A
261
Class B
304
Class C
204
Advisor Class
308
Class I
5

STATEMENT OF OPERATIONS (Continued) CUNDILL GLOBAL VALUE FUND For the Six Months Ended June 30, 2003 (In Thousands)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	235
Realized net loss on forward currency contracts	(66)
Realized net loss on foreign currency transactions	(43)
Realized net gain on investments
126
Unrealized appreciation in value of securities during the period	721
Unrealized appreciation in value of forward currency contracts during the period	108
Unrealized appreciation in value of investments during the period
829
Net gain on investments
955
Net increase in net assets resulting from operations
$944

STATEMENT OF CHANGES IN NET ASSETS CUNDILL GLOBAL VALUE FUND (In Thousands)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)
	$ (11)	$ -*
Realized net gain (loss) on investments
	126	(502)
Unrealized appreciation (depreciation)
	829	(297)
Net increase (decrease) in net assets resulting from operations
	944	(799)
Distributions to shareholders from (Note 1F):(1)
Net investment income:

Class A
	-	-
Class B
	-	-
Class C
	-	-
Advisor Class
	-	-
Class I
	-	-*
Realized gains on investment transactions:

Class A
	-	(13)
Class B
	-	(18)
Class C
	-	(5)
Advisor Class
	-	(13)
Class I
	-	-
	-	(49)
Capital share transactions (Note 5)	3,640	4,268
Total increase
	4,584	3,420
NET ASSETS
Beginning of period	5,495	2,075
End of period	$10,079	$5,495

Undistributed net investment income (loss)
	$ (54)	$ -

*Not shown due to rounding. (1)See "Financial Highlights" on pages 25 - 29.

FINANCIAL HIGHLIGHTS CUNDILL GLOBAL VALUE FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 9- 4-01(1) to 12-31-01
Net asset value, beginning of period	$8.39	$9.64	$10.15
Income (loss) from investment operations:
Net investment income (loss)
	(0.01)	(0.00)(2)	0.01
Net realized and unrealized gain (loss) on investments
	1.01	(1.17)	(0.23)
Total from investment operations	1.00	(1.17)	(0.22)
Less distributions from:
Net investment income	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.08)	(0.27)
Total distributions	(0.00)	(0.08)	(0.29)
Net asset value, end of period	$9.39	$8.39	$ 9.64

Total return(3)	11.92%	-12.17%	-2.07%
Net assets, end of period (in thousands)	$2,447	$1,403	$213
Ratio of expenses to average net assets with reimbursement	2.68%(4)	2.28%	4.47%(4)
Ratio of net investment income (loss) to average net assets with reimbursement	-0.17%(4)	0.02%	0.94%(4)
Ratio of expenses to average net assets without reimbursement	3.47%(4)	4.97%	31.77%(4)
Ratio of net investment loss to average net assets without reimbursement	-0.96%(4)	-2.67%	-26.36%(4)
Portfolio turnover rate	13%	122%	57%
(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

FINANCIAL HIGHLIGHTS CUNDILL GLOBAL VALUE FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 9-26-01(1) to 12-31-01
Net asset value, beginning of period	$8.32	$9.61	$9.26
Income (loss) from investment operations:
Net investment income (loss)
	(0.03)	(0.05)(2)	0.01
Net realized and unrealized gain (loss) on investments
	0.99	(1.16)	0.62
Total from investment operations	0.96	(1.21)	0.63
Less distributions from:
Net investment income	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.08)	(0.26)
Total distributions	(0.00)	(0.08)	(0.28)
Net asset value, end of period	$9.28	$8.32	$9.61

Total return	11.54%	-12.62%	6.91%
Net assets, end of period (in millions)	$3	$2	$1
Ratio of expenses to average net assets with reimbursement	3.43%(3)	2.84%	6.04%(3)
Ratio of net investment income (loss) to average net assets with reimbursement	-0.90%(3)	-0.54%	0.60%(3)
Ratio of expenses to average net assets without reimbursement	4.22%(3)	5.53%	39.53%(3)
Ratio of net investment loss to average net assets without reimbursement	-1.69%(3)	-3.23%	-32.89%(3)
Portfolio turnover rate	13%	122%	57%
(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.

FINANCIAL HIGHLIGHTS CUNDILL GLOBAL VALUE FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 6-30-03	For the fiscal year ended 12-31-02	For the period from 10-19-01(1) to 12-31-01
Net asset value, beginning of period	$8.26	$9.57	$9.44
Income (loss) from investment operations:
Net investment income (loss)
	(0.02)	(0.07)(2)	0.01
Net realized and unrealized gain (loss) on investments
	0.97	(1.16)	0.40
Total from investment operations	0.95	(1.23)	0.41
Less distributions from:
Net investment income	(0.00)	(0.00)	(0.02)
Capital gains	(0.00)	(0.08)	(0.26)
Total distributions	(0.00)	(0.08)	(0.28)
Net asset value, end of period	$9.21	$8.26	$9.57

Total return	11.50%	-12.88%	4.44%
Net assets, end of period (in thousands)	$1,879	$446	$30
Ratio of expenses to average net assets with reimbursement	3.14%(3)	3.10%	7.71%(3)
Ratio of net investment income (loss) to average net assets with reimbursement	-0.74%(3)	-0.80%	0.99%(3)
Ratio of expenses to average net assets without reimbursement	3.93%(3)	5.79%	51.61%(3)
Ratio of net investment loss to average net assets without reimbursement	-1.53%(3)	-3.49%	- 42.91%(3)
Portfolio turnover rate	13%	122%	57%
(1)Commencement of operations of the class.
(2)Based on average shares outstanding.
(3)Annualized.

FINANCIAL HIGHLIGHTS CUNDILL GLOBAL VALUE FUND Advisor Class Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,		For the period from 4-19-00(2) to
	6-30-03	2002	2001	12-31-00
Net asset value, beginning of period	$8.34	$9.55	$10.07	$10.00
Income (loss) from investment operations:
Net investment income
	0.01	0.04(3)	0.03	0.05
Net realized and unrealized gain (loss) on investments
	1.02	(1.17)	(0.25)	0.41
Total from investment operations	1.03	(1.13)	(0.22)	0.46
Less distributions from:
Net investment income	(0.00)	(0.00)	(0.02)	(0.19)
Capital gains	(0.00)	(0.08)	(0.28)	(0.20)
Total distributions	(0.00)	(0.08)	(0.30)	(0.39)

Net asset value, end of period	$9.37	$8.34	$ 9.55	$10.07

Total return	12.35%	-11.86%	-2.13%	4.66%

Net assets, end of period (in millions)	$3	$2	$1	$1
Ratio of expenses to average net assets with reimbursement	2.29%(4)	1.83%	1.40%	1.95%(4)
Ratio of net investment income net to average net assets with reimbursement	0.39%(4)	0.47%	0.37%	0.70%(4)
Ratio of expenses to average net assets without reimbursement	3.08%(4)	4.52%	10.30%	19.15%(4)
Ratio of net investment loss to average net assets without reimbursement	-0.40%(4)	-2.22%	-8.53%	-16.50%(4)
Portfolio turnover rate	13%	122%	57%	53%
(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average shares outstanding.
(4)Annualized.

FINANCIAL HIGHLIGHTS CUNDILL GLOBAL VALUE FUND Class I Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended 6-30-03	For the period from 11-5-02(2) to 12-31-02
Net asset value, beginning of period	$8.31	$8.85
Income (loss) from investment operations:
Net investment income
	0.02	0.26
Net realized and unrealized gain (loss) on investments
	1.01	(0.72)
Total from investment operations	1.03	(0.46)
Less distributions from:
Net investment income	(0.00)	(0.00)
Capital gains	(0.00)	(0.08)
Total distributions	(0.00)	(0.08)
Net asset value, end of period	$9.34	$8.31

Total return	12.40%	-5.23%
Net assets, end of period (in thousands)	$47	$42

Ratio of expenses to average net assets with reimbursement	2.03%(3)	11.51%(3)
Ratio of net investment income to average net assets with reimbursement	0.52%(3)	2.96%(3)
Ratio of expenses to average net assets without reimbursement	2.82%(3)	28.44%(3)
Ratio of net investment loss to average net assets without reimbursement	-0.27%(3)	-13.97%(3)
Portfolio turnover rate	13%	122%
(1)See Note 5 for financial statements.
(2)Commencement of operations of the class.
(3)Annualized.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME FUND
Dividend Income Fund
GOALS
Seeks to provide income and long-term capital growth.
Strategy

The Fund commenced operations on June 30, 2003. The Fund seeks to achieve its goals by investing primarily in dividend-paying common stocks that Waddell & Reed Ivy Investment Company, the Fund's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Although the Fund invests primarily in large companies, it may invest in companies of any size. The Fund will invest primarily in domestic securities but may also invest up to 25% of its total assets in foreign securities.

Founded

2003

Scheduled Dividend Frequency

Quarterly (March, June, September and December)

Performance Summary - Class A Shares
Per Share Data
For the Fiscal Period Ended June 30, 2003
Net asset value on
6-30-03
$10.00
6-30-03
10.00
Change per share	$ -

Past performance is not necessarily indicative of future results.

STATEMENT OF ASSETS AND LIABILITIES DIVIDEND INCOME FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Cash	$2,000
Total assets
2,000
Total net assets
$2,000
NET ASSETS
Capital paid in	$2,000
Net assets applicable to outstanding units of capital
$2,000

Net asset value per share (net assets divided by shares outstanding):
Class A
$10.00
Class B
$10.00
Class C
$10.00
Class Y
$10.00
Capital shares outstanding:
Class A
50
Class B
50
Class C
50
Class Y
50
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS DIVIDEND INCOME FUND (In Thousands)

For the period ended June 30, 2003
INCREASE IN NET ASSETS
Operations:
Net investment income
$-
Realized net gain on investments
-
Unrealized appreciation
-
Net increase in net assets resulting from operations
-
Distributions to shareholders from (Note 1F):(1)
Net investment income:

Class A
-
Class B
-
Class C
-
Class Y
-
Realized gains on investment transactions:

Class A
-
Class B
-
Class C
-
Class Y
-
-
Capital share transactions (Note 5)	2,000
Total increase
2,000
NET ASSETS
Beginning of period	-
End of period	$2,000
Undistributed net investment income
$ -
(1)See "Financial Highlights" on pages 33-36. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS DIVIDEND INCOME FUND Class A Shares For a Share of Capital Stock Outstanding Throughout the Period:

For the period from 6-30-03(1) to 6-30-03
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income
0.00
Net realized and unrealized gain on investments
0.00
Total from investment operations	0.00
Less distributions from:
Net investment income
(0.00)
Capital gains
(0.00)
Total distributions	(0.00)
Net asset value, end of period	$10.00
Total return(2)	0.00%
Net assets, end of period (in thousands)	$500
Ratio of expenses to average net assets	0.00%
Ratio of net investment income to average net assets	0.00%
Portfolio turnover rate	0%
(1)Commencement of operations of the class. (2)Total return calculated without taking into account the sales load deducted on an initial purchase. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS DIVIDEND INCOME FUND Class B Shares For a Share of Capital Stock Outstanding Throughout the Period:

For the period from 6-30-03(1) to 6-30-03
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income
0.00
Net realized and unrealized gain on investments
0.00
Total from investment operations	0.00
Less distributions from:
Net investment income
(0.00)
Capital gains
(0.00)
Total distributions	(0.00)
Net asset value, end of period	$10.00
Total return	0.00%
Net assets, end of period (in thousands)	$500
Ratio of expenses to average net assets	0.00%
Ratio of net investment income to average net assets	0.00%
Portfolio turnover rate	0%
(1)Commencement of operations of the class. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS DIVIDEND INCOME FUND Class C Shares For a Share of Capital Stock Outstanding Throughout the Period:
For the period from 6-30-03(1) to 6-30-03
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income
0.00
Net realized and unrealized gain on investments
0.00
Total from investment operations	0.00
Less distributions from:
Net investment income
(0.00)
Capital gains
(0.00)
Total distributions	(0.00)
Net asset value, end of period	$10.00
Total return	0.00%
Net assets, end of period (in thousands)	$500
Ratio of expenses to average net assets	0.00%
Ratio of net investment income to average net assets	0.00%
Portfolio turnover rate	0%
(1)Commencement of operations of the class. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS DIVIDEND INCOME FUND Class Y Shares For a Share of Capital Stock Outstanding Throughout the Period:

For the period from 6-30-03(1) to 6-30-03
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income
0.00
Net realized and unrealized gain on investments
0.00
Total from investment operations	0.00
Less distributions from:
Net investment income
(0.00)
Capital gains
(0.00)
Total distributions	(0.00)
Net asset value, end of period	$10.00
Total return	0.00%
Net assets, end of period (in thousands)	$500
Ratio of expenses to average net assets	0.00%
Ratio of net investment income to average net assets	0.00%
Portfolio turnover rate	0%
(1)Commencement of operations of the class. See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF EUROPEAN OPPORTUNITIES FUND

European Opportunities Fund
GOAL
Seeks long-term capital growth by investing in the securities markets of Europe.
Strategy

Ivy European Opportunities Fund invests at least 80% of its net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of European companies, which may include:

large European companies, or European companies of any size that provide special investment opportunities (such as privatized companies, those providing exceptional value, or those engaged in initial public offerings);

small-capitalization companies in the more developed markets of Europe companies operating in Europe's emerging market

The Fund's manager uses a "bottom-up" investment approach, focusing on prospects for long-term earnings growth.

Founded

1999

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003
Net asset value on
6-30-03
$14.46
12-31-02
13.20
Change per share	$1.26

Past performance is not necessarily indicative of future results.
SHAREHOLDER SUMMARY OF EUROPEAN OPPORTUNITIES FUND
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 6-30-03	-9.63%	- 4.11%	-9.09%	-5.31%
5-year period ended 6-30-03	-	-	-	-
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	25.97%	27.78%	26.38%	26.62%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)5-4-99 for Class A shares and 5-24-99 for Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Advisor Class(C) (D)	Class I(C) (D)
1-year period ended 6-30-03	-5.29%	- 4.33%	- 4.20%
5-year period ended 6-30-03	-	-	-
10-year period ended 6-30-03	-	-	-
Since inception of Class(E)	7.22%	28.11%	-14.99%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Advisor Class and Class I shares are not subject to these charges.

(D)See Note 5 to financial statements.

(E)10-24-99 for Class C shares, 5-3-99 for Advisor Class shares and 3-16-00 for Class I shares (the date on which shares were first acquired by shareholders).

A large portion of the Fund's since inception return is attributable to investments in initial public offerings without which the Fund's return would have been lower.

International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF EUROPEAN OPPORTUNITIES FUND

Portfolio Highlights

On June 30, 2003, European Opportunities Fund had net assets totaling $65,288,864 invested in a diversified portfolio of:

98.52%	Common Stocks and Right
1.48%	Cash and Cash Equivalents

As a shareholder of European Opportunities Fund, for every $100 you had invested on
June 30, 2003, your Fund owned:
Capital Goods Stocks	$14.10
Business Equipment and Services Stocks	$12.82
Retail Stocks	$12.79
Consumer Nondurables Stocks	$11.48
Utilities Stocks	$9.99
Financial Services Stocks	$7.00
Consumer Durables Stocks	$5.49
Shelter Stocks	$5.05
Consumer Services Stocks	$4.46
Energy Stocks	$3.95
Health Care Stocks	$3.43
Raw Materials Stocks	$2.90
Miscellaneous Stocks	$2.73
Transportation Stocks	$2.33
Cash and Cash Equivalents	$1.48

THE INVESTMENTS OF EUROPEAN OPPORTUNITIES FUND
June 30, 2003

COMMON STOCKS AND RIGHT	Shares	Value

Air Transportation - 2.33%
EasyJet plc (A)*	400,000	$ 1,520,852

Apparel - 2.57%
PUMA Aktiengesellschaft Rudolf
Dassler Sport (A)	17,000	1,675,872

Banks - 4.02%
Credit Suisse Group,
Registered Shares (A)	29,000	764,626
KBC Bank and Insurance Holding
Company NV (A)	9,400	369,690
Royal Bank of Scotland Group
plc (The) (A)	53,000	1,489,443
		2,623,759
Business Equipment and Services - 9.94%
Andritz AG (A)	47,000	1,264,559
Buhrmann NV (A)*	325,000	2,246,823
Group 4 Falck A/S (A)	60,000	998,406
PHS Group plc (A)	850,000	1,067,903
Savills plc (A)	320,000	909,866
		6,487,557
Capital Equipment - 3.45%
IHC Caland N.V. (A)	30,000	1,534,270
Weir Group PLC (The) (A)	185,000	720,551
		2,254,821
Chemicals - Specialty - 1.72%
Henkel Kommanditgesellschaft
auf Aktien (A)	20,000	1,127,294

Communications Equipment - 1.61%
Filtronic plc (A)	500,000	1,049,718
Sagem SA (A)	1	35
		1,049,753
Construction Materials - 4.13%
Compagnie de Saint-Gobain (A)	48,200	1,900,082
Lafarge (A)	13,000	762,649
Lafarge, Rights (A)*	13,000	35,142
		2,697,873

Finance Companies - 1.48%
Kensington Group plc (A)	215,000	966,733

See Notes to Schedule of Investments on page 43.

Food and Related - 4.20%
Coca-Cola Hellenic Bottling
Company S.A. (A)	65,000	$ 1,075,185
Unilever N.V., Certicaaten
Van Aandelen (A)	31,000	1,666,003
		2,741,188
Gold and Precious Metals - 1.18%
Centamin Egypt Limited (A)*	5,158,772	767,517

Health Care - Drugs - 1.80%
Roche Holdings AG, Genussschein (A)	15,000	1,178,722

Health Care - General - 1.63%
PLIVA d.d., GDR	52,000	720,200
Smith & Nephew plc (A)	59,184	340,718
		1,060,918
Homebuilders, Mobile Homes - 5.05%
Heijmans N.V., Certicaaten
Van Aandelen (A)	100,000	1,782,965
Persimmon plc (A)	81,000	638,708
Taylor Woodrow plc (A)	263,000	873,878
		3,295,551
Insurance - Property and Casualty - 1.50%
Benfield Group Limited (A)*	59,140	275,695
Storebrand ASA (A)*	175,000	702,665
		978,360
Leisure Time Industry - 1.96%
Wembley plc (A)	125,000	1,281,153

Motor Vehicles - 5.49%
Bayerische Motoren Werke Aktiengesellschaft (A)
	34,000	1,308,236
Porsche AG (A)	3,600	1,519,776
Volkswagen Aktiengesellschaft (A)	18,000	755,747
		3,583,759
Multiple Industry - 2.73%
Continental Aktiengesellschaft (A)	50,000	1,051,374
Investor AB, Class C (A)	100,000	731,790
		1,783,164

See Notes to Schedule of Investments on page 43.

Non-Residential Construction - 4.91%
Eiffage (A)	14,000	$ 1,318,129
Technip-Coflexip (A)	21,500	1,884,537
		3,202,666
Petroleum - Domestic - 1.88%
Compania Espanola de Petroleos, S.A. (A)	45,000	1,226,795

Petroleum - International - 2.07%
"Shell" Transport and Trading
Company, p.l.c. (The) (A)	204,000	1,348,930

Publishing - 2.50%
Wolters Kluwer nv, Certicaaten
Van Aandelen (A)	135,000	1,630,550

Restaurants - 2.97%
Punch Taverns plc (A)*	431,767	1,941,411

Retail - Food Stores - 4.50%
Delhaize Brothers and Co. "The Lion" (A)	35,000	1,066,903
Koninklijke Ahold N.V. (A)	225,000	1,871,251
		2,938,154
Retail - General Merchandise - 2.36%
Folli-Follie SA (A)	100,000	1,539,101

Retail - Specialty Stores - 2.96%
JJB Sports plc (A)	250,000	793,488
Matalan PLC (A)	400,000	1,142,292
		1,935,780
Timesharing and Software - 2.88%
ebookers plc (A)*	150,000	1,108,404
NDS Group plc, ADR*	50,000	772,000
		1,880,404
Tobacco - 4.71%
Altadis, S.A. (A)	50,000	1,283,735
Imperial Tobacco Group PLC (A)	100,000	1,790,307
		3,074,042
Utilities - Electric - 4.16%
Public Power Corporation S.A. (A)*	90,000	1,627,444
Red Electrica de Espana, S.A. (A)	83,160	1,090,512
		2,717,956

See Notes to Schedule of Investments on page 43.		42

Utilities - Gas and Pipeline - 2.22%
Centrica plc (A)	500,000	$ 1,452,662

Utilities - Telephone - 3.61%
Koninklijke KPN N.V. (A)*	158,000	1,121,381
Telecom Italia S.p.A. (A)	225,000	1,234,559
		2,355,940

TOTAL COMMON STOCKS AND RIGHT - 98.52%		$64,319,237
(Cost: $61,573,604)

	Principal Amount in Thousands

SHORT-TERM SECURITY

Repurchase Agreement - 2.49%
J.P. Morgan Securities Inc., 0.96% Repurchase
Agreement dated 6-30-03, to be
repurchased at $1,626,043 on 7-1-03 (B)	$1,626	$ 1,626,000
(Cost: $1,626,000)

TOTAL INVESTMENTS - 101.01%		$65,945,237
(Cost: $63,199,604)

LIABILITIES, NET OF CASH AND OTHER ASSETS -(1.01)%		(656,373)

NET ASSETS - 100.00%		$65,288,864

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Collaterized by $1,646,960 United States Treasury Bond, 7.5% due 11-15-16; market value and accrued interest aggregate $1,658,818.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES EUROPEAN OPPORTUNITIES FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $63,200)
(Notes 1 and 3)	$65,945
Receivables:
Investment securities sold
424
Dividends and interest
309
Fund shares sold
6
Total assets
66,684
LIABILITIES
Payable for investment securities purchased	1,060
Payable to Fund shareholders	155
Accrued shareholder servicing (Note 2)	54
Accrued management fee (Note 2)	27
Due to custodian	26
Accrued distribution and service fees (Note 2)	19
Accrued accounting services fee (Note 2)	5
Other	49
Total liabilities
1,395
Total net assets
$65,289
NET ASSETS
Capital paid in	$146,583
Accumulated undistributed income (loss):
Accumulated undistributed net investment income
481
Accumulated undistributed net realized loss on investment transactions
(84,525)
Net unrealized appreciation in value of investments
2,750
Net assets applicable to outstanding units of capital
$ 65,289
Net asset value per share (net assets divided by shares outstanding):
Class A
$14.46
Class B
$14.10
Class C
$14.15
Advisor Class
$14.60
Class I
$14.59
Capital shares outstanding:
Class A
1,357
Class B
1,645
Class C
1,295
Advisor Class
281
Class I
2
See Notes to Financial Statements.

STATEMENT OF OPERATIONS EUROPEAN OPPORTUNITIES FUND For the Six Months Ended June 30, 2003 (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $182)
$1,364
Interest and amortization
17
Total income
1,381
Expenses (Note 2):
Investment management fee
317
Shareholder servicing:

Class A
56
Class B
61
Class C
44
Advisor Class
11
Class I
-*
Distribution fee:

Class B
82
Class C
65
Service fee:

Class A
23
Class B
27
Class C
23
Registration fees
45
Administrative fee:

Class A
9
Class B
11
Class C
8
Advisor Class
3
Class I
-*
Custodian fees
31
Accounting services fee
30
Audit fees
14
Legal fees
5
Other
101
Total
966
Net investment income
415
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(28,157)
Realized net gain on foreign currency transactions	66
Realized net loss on investments
(28,091)
Unrealized appreciation in value of securities during the period	33,518
Net gain on investments
5,427
Net increase in net assets resulting from operations
$ 5,842
*Not shown due to rounding. See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS EUROPEAN OPPORTUNITIES FUND (In Thousands)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002
DECREASE IN NET ASSETS
Operations:
Net investment income (loss)
	$415	$(314)
Realized net loss on investments
	(28,091)	(20,870)
Unrealized appreciation
	33,518	17,646
Net increase (decrease) in net assets resulting from operations
	5,842	(3,538)
Distributions to shareholders from (Note 1F):(1)
Net investment income:

Class A
	-	-
Class B
	-	-
Class C
	-	-
Advisor Class
	-	-
Class I
	-	-
Realized gains on investment transactions:

Class A
	-	-
Class B
	-	-
Class C
	-	-
Advisor Class
	-	-
Class I
	-	-
Capital share transactions (Note 5)	(10,715)	(24,954)
Total decrease
	(4,873)	(28,492)
NET ASSETS
Beginning of period	70,162	98,654
End of period	$ 65,289	$ 70,162

Undistributed net investment income
	$481	$ -

(1)See "Financial Highlights" on pages 47 - 51.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS EUROPEAN OPPORTUNITIES FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,			For the period from 5- 4-99(1) to
	6-30-03	2002	2001	2000	12-31-99
Net asset value, beginning of period	$13.20	$13.65	$17.25	$17.13	$10.01
Income (loss) from investment operations:
Net investment income (loss)
	0.11	0.01(2)	(0.08)	(0.07)	0.00
Net realized and unrealized gain (loss) on investments
	1.15(3)	(0.46)(3)	(3.49)(3)	0.82	16.35
Total from investment operations	1.26	(0.45)	(3.57)	0.75	16.35
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains
	(0.00)	(0.00)	(0.03)	(0.63)	(9.22)
Total distributions	(0.00)	(0.00)	(0.03)	(0.63)	(9.23)
Net asset value, end of period	$14.46	$13.20	$13.65	$17.25	$17.13

Total return(4)	9.55%	-3.30	-20.67%	4.51%	215.58%
Net assets, end of period (in millions)	$20	$20	$31	$55	$14
Ratio of expenses to average net assets with reimbursement	2.75%(5)	2.15%	2.15%	1.83%	2.22%(5)
Ratio of net investment income (loss) to average net assets with reimbursement	1.61%(5)	0.06%	-0.44%	-0.36%	-0.15%(5)
Ratio of expenses to average net assets without reimbursement	N/A	2.15%	2.17%	N/A	6.10%(5)
Ratio of net investment income (loss) to average net assets without reimbursement	N/A	0.06%	-0.46%	N/A	- 4.03%(5)
Portfolio turnover rate	63%	69%	66%	46%	108%
(1)Commencement of operations of the class.
 (2)Based on average shares outstanding.
 (3)Includes redemption fees added to capital.
 (4)Total return calculated without taking into account the sales load deducted on an initial purchase.
 (5)Annualized.
 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS EUROPEAN OPPORTUNITIES FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,			For the period from 5- 24-99(1) to
	6-30-03	2002	2001	2000	12-31-99
Net asset value, beginning of period	$12.93	$13.54	$17.26	$17.13	$10.21
Income (loss) from investment operations:
Net investment income (loss)
	0.07	(0.10)(2)	(0.20)	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments
	1.10	(0.51)	(3.49)	0.83	16.15
Total from investment operations	1.17	(0.61)	(3.69)	0.65	16.14
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains
	(0.00)	(0.00)	(0.03)	(0.52)	(9.22)
Total distributions	(0.00)	(0.00)	(0.03)	(0.52)	(9.22)
Net asset value, end of period	$14.10	$12.93	$13.54	$17.26	$17.13

Total return	9.05%	- 4.51	-21.35%	4.12%	209.41%
Net assets, end of period (in millions)	$23	$25	$34	$57	$6
Ratio of expenses to average net assets with reimbursement	3.31%(3)	2.92%	2.89%	2.59%	2.96%(3)
Ratio of net investment income (loss) to average net assets with reimbursement	1.02%(3)	-0.70%	-1.18%	-1.12%	-0.89%(3)
Ratio of expenses to average net assets without reimbursement	N/A	2.92%	2.91%	N/A	6.84%(3)
Ratio of net investment loss to average net assets without reimbursement	N/A	-0.70%	-1.20%	N/A	- 4.77%(3)
Portfolio turnover rate	63%	69%	66%	46%	108%
(1)Commencement of operations of the class. (2)Based on average shares outstanding. (3)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS EUROPEAN OPPORTUNITIES FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,			For the period from 10- 24-99(1) to
	6-30-03	2002	2001	2000	12-31-99
Net asset value, beginning of period	$12.98	$13.59	$17.32	$17.13	$11.57
Income (loss) from investment operations:
Net investment income (loss)
	0.07	(0.10)(2)	(0.22)	(0.22)	(0.01)
Net realized and unrealized gain (loss) on investments
	1.10	(0.51)	(3.48)	0.88	6.00
Total from investment operations	1.17	(0.61)	(3.70)	0.66	5.99
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)
Capital gains
	(0.00)	(0.00)	(0.03)	(0.47)	(0.42)
Total distributions	(0.00)	(0.00)	(0.03)	(0.47)	(0.43)
Net asset value, end of period	$14.15	$12.98	$13.59	$17.32	$17.13

Total return	9.01%	- 4.49%	-21.32%	3.98%	51.80%
Net assets, end of period (in millions)	$18	$19	$25	$50	$8
Ratio of expenses to average net assets with reimbursement	3.28%(3)	2.92%	2.91%	2.58%	2.96%(3)
Ratio of net investment income (loss) to average net assets with reimbursement	1.08%(3)	-0.70%	-1.20%	-1.11%	-0.89%(3)
Ratio of expenses to average net assets without reimbursement	N/A	2.92%	2.93%	N/A	6.84%(3)
Ratio of net investment loss to average net assets without reimbursement	N/A	-0.70%	-1.22%	N/A	- 4.77%(3)
Portfolio turnover rate	63%	69%	66%	46%	108%
(1)Commencement of operations of the class. (2)Based on average shares outstanding. (3)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS EUROPEAN OPPORTUNITIES FUND Advisor Class Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,			For the period from 5- 3-99(2) to
	6-30-03	2002	2001	2000	12-31-99
Net asset value,
beginning of period	$13.34	$13.80	$17.39	$17.23	$10.01
Income (loss) from investment operations:
Net investment income (loss)
	0.23	0.06(3)	(0.02)	(0.02)	(0.00)
Net realized and unrealized gain (loss) on investments
	1.03	(0.52)	(3.54)	0.85	16.46
Total from investment operations	1.26	(0.46)	(3.56)	0.83	16.46
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)
Capital gains
	(0.00)	(0.00)	(0.03)	(0.67)	(9.22)
Total distributions	(0.00)	(0.00)	(0.03)	(0.67)	(9.24)
Net asset value, end of period	$14.60	$13.34	$13.80	$17.39	$17.23
Total return	9.45%	-3.33%	-20.44%	5.01%	217.16%
Net assets, end of period (in millions)	$4	$6	$9	$19	$5
Ratio of expenses to average net assets with reimbursement	2.23%(4)	1.81%	1.72%	1.55%	1.93%(4)
Ratio of net investment income (loss) to average net assets with reimbursement	2.19%(4)	0.40%	-0.00%	-0.09%	0.14%(4)
Ratio of expenses to average net assets without reimbursement	N/A	1.81%	1.74%	N/A	5.81%(4)
Ratio of net investment income (loss) to average net assets without reimbursement	N/A	0.40%	-0.02%	N/A	-3.74%(4)
Portfolio turnover rate	63%	69%	66%	46%	108%
(1)See Note 5 to financial statements. (2)Commencement of operations of the class. (3)Based on average shares outstanding. (4)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS EUROPEAN OPPORTUNITIES FUND Class I Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31		For the period from 3-16-00(2) to
	6-30-03	2002	2001	12-31-00
Net asset value, beginning of period	$13.32	$13.78	$17.37	$26.00
Income (loss) from investment operations:
Net investment income (loss)
	0.13	0.07(3)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments
	1.14	(0.53)	(3.55)	(7.92)
Total from investment operations	1.27	(0.46)	(3.56)	(7.93)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains
	(0.00)	(0.00)	(0.03)	(0.70)
Total distributions	(0.00)	(0.00)	(0.03)	(0.70)
Net asset value, end of period	$14.59	$13.32	$13.78	$17.37

Total return	9.53%	-3.34%	-20.46%	-30.40%
Net assets, end of period (in thousands)	$33	$30	$13	$17
Ratio of expenses to average net assets with reimbursement	2.37%(4)	1.65%	1.80%	1.54%(4)
Ratio of net investment income (loss) to average net assets with reimbursement	2.08%(4)	0.56%	-0.08%	-0.07%(4)
Ratio of expenses to average net assets without reimbursement	N/A	1.65%	1.82%	N/A
Ratio of net investment income (loss) to average net assets without reimbursement	N/A	0.56%	-0.10%	N/A
Portfolio turnover rate	63%	69%	66%	46%
(1)See Note 5 to financial statements. (2)Commencement of operations of the class. (3)Based on average shares outstanding. (4)Annualized. See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF GLOBAL NATURAL RESOURCES FUND
Global Natural Resources Fund
GOAL
Seeks long-term growth. Any income realized will be incidental.
Strategy

Ivy Global Natural Resources Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

The Fund's investment manager uses an equity style that focuses on both growth and value. Companies targeted for investment have strong management and financial positions, adding balance with established low cost, low debt producers and positions that are based on anticipated commodity price trends. The Fund may have some emerging markets exposure in an attempt to achieve higher returns over the long-term.

Founded

1997

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003
Net asset value on
6-30-03
$12.37
12-31-02
11.50
Change per share	$ 0.87

Past performance is not necessarily indicative of future results.

 SHAREHOLDER SUMMARY OF GLOBAL NATURAL RESOURCES FUND
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 6-30-03	-9.53%	- 4.01%	-8.87%	-5.07%
5-year period ended 6-30-03	9.50%	10.80%	9.85%	9.99%
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	5.70%	6.66%	5.90%	5.90%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)1-2-97 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Advisor Class(C) (D)
1-year period ended 6-30-03	-5.03%	- 4.19%
5-year period ended 6-30-03	9.69%	-
10-year period ended 6-30-03	-	-
Since inception of Class(E)	5.62%	15.24%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Advisor Class shares are not subject to these charges.

(D)See Note 5 to financial statements.

(E)1-2-97 for Class C shares and 4-8-99 for Advisor Class shares (the date on which shares were first acquired by shareholders).

International investing involves special risks, including political, economic and currency risk.

SHAREHOLDER SUMMARY OF GLOBAL NATURAL RESOURCES FUND
Portfolio Highlights

On June 30, 2003, Global Natural Resources Fund had net assets totaling $39,286,474 invested in a diversified portfolio of:

84.75%	Common Stocks
15.25%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts

As a shareholder of Global Natural Resources Fund, for every $100 you had invested on
June 30, 2003, your Fund owned:
Energy Stocks	$26.88
Raw Materials Stocks	$21.33
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$15.25
Capital Goods Stocks	$10.64
Multi-Industry Stocks	$10.60
Shelter Stocks	$8.87
Transportation Stocks	$2.56
Financial Services Stocks	$2.14
Business Equipment and Services Stocks	$1.73

THE INVESTMENTS OF THE GLOBAL NATURAL RESOURCES FUND
June 30, 2003

COMMON STOCKS	Shares	Value

Aluminum - 0.51%
Alcan Inc. (A)	6,500	$ 201,435

Capital Equipment - 1.89%
Pason Systems Inc. (A)	72,500	743,398

Coal - 5.71%
Arch Coal, Inc.	45,000	1,034,100
Peabody Energy Corporation	36,000	1,209,240
		2,243,340
Construction Materials - 5.03%
Cemex, S.A. de C.V., ADR	63,621	1,418,112
Lafarge North America Inc.	18,000	556,200
		1,974,312
Electrical Equipment - 2.06%
NQL Drilling Tools Inc. (A)*	300,000	807,760

Forest and Paper Products - 10.53%
Aracruz Celulose S.A., ADR	46,000	968,760
Cascades Inc. (A)	95,000	936,965
Domtar Inc. (A)	60,000	655,060
Sappi Limited (A)	10,000	120,641
Sappi Limited, ADR	5,000	61,750
Smurfit-Stone Container Corporation*	18,000	234,180
Votorantim Celulose e Papel S.A., ADR	60,000	1,160,400
		4,137,756
Gold and Precious Metals - 12.11%
Anglo American Platinum
Corporation Limited (A)	20,000	631,931
Compania de Minas Buenaventura S.A.A., ADR	25,000	752,250
Gold Fields Limited (A)	22,500	269,248
Gold Fields Limited, ADR	7,500	91,350
IAMGOLD Corporation (A)	120,000	584,243
Impala Platinum Holdings Limited (A)	25,000	1,489,646
LionOre Mining International Ltd. (A)*	100,000	409,413
Mvelaphanda Resources Limited (A)	75,144	182,715
Sons of Gwalia Ltd (A)	225,364	348,012
		4,758,808
See Notes to Schedule of Investments on page 57.

Mining - 7.35%
Cameco Corporation (A)	10,000	$ 320,891
Freeport-McMoRan Copper & Gold Inc., Class B	18,000	441,000
Harmony Gold Mining Company Limited (A)	2,800	36,847
Inco Limited (A)*	40,000	841,841
Newmont Mining Corporation	12,000	389,520
Outokumpu Oyj (A)	97,371	856,845
		2,886,944
Multiple Industry - 12.33%
Agricore United (A)	125,000	677,744
Companhia Vale do Rio Doce, ADR	35,000	1,038,100
Compton Petroleum Corporation (A)*	50,000	216,878
Gabriel Resources Ltd. (A)*	150,000	271,098
Randgold Resources Limited, ADR*	15,000	255,375
Sino-Forest Corporation, Class A (A)*	400,000	675,716
Trican Well Service Ltd. (A)*	120,000	1,708,469
		4,843,380
Petroleum - Canada - 8.19%
Blue Mountain Energy Ltd. (A)*	80,000	241,959
Bow Valley Energy Ltd. (A)*	100,000	118,029
Canadian Oil Sands Trust (A)	36,000	927,619
Nabors Industries Ltd.*	15,000	593,250
PetroKazakhstan Inc., Class A (A)*	50,000	617,807
Talisman Energy Inc. (A)	14,000	635,143
TriQuest Energy Corp. (A)*	32,000	84,155
		3,217,962
Petroleum - Domestic - 1.59%
Pioneer Natural Resources Company*	10,000	261,000
Valero Energy Corporation	10,000	363,300
		624,300
Petroleum - International - 2.57%
Brooklyn Energy Corporation (A)(B)*	250,000	320,891
Mustang Resources Inc., Class A (A)*	125,000	193,641
Petroleo Brasileiro S.A. - Petrobras	25,000	494,000
		1,008,532
Petroleum - Services - 11.45%
CHC Helicopter Corporation, Class A (A)	9,000	172,750
ENSCO International Incorporated	30,000	807,000
National-Oilwell, Inc.*	15,000	330,000
Noble Corporation*	38,000	1,303,400
Precision Drilling Corporation (A)*	18,000	674,801
Varco International, Inc.*	20,000	392,000
Western Oil Sands Inc., Class A (A)*	40,000	818,826
		4,498,777

See Notes to Schedule of Investments on page 57.

Steel - 0.87%
Steel Dynamics, Inc.*	25,000	$ 342,625

Trucking and Shipping - 2.56%
Stelmar Shipping Ltd.*	60,000	1,005,600

TOTAL COMMON STOCKS - 84.75%		$33,294,929
(Cost: $28,434,832)

UNREALIZED LOSS ON OPEN FORWARD CURRENCY CONTRACTS - (0.12%)	Face Amount in Thousands

Canadian Dollar, 10-23-03 (C)	CAD10,000	(17,986)
South African Rand, 10-23-03 (C)	ZAR1,200	(27,255)
		$ (45,241)

SHORT-TERM SECURITIES - 15.18%

Repurchase Agreement
J.P. Morgan Securities Inc., 0.96% Repurchase
Agreement dated 6-30-03, to be
repurchased at $5,964,159 on
7-1-03 (D)	$5,964	$ 5,964,000
(Cost: $5,964,000)

TOTAL INVESTMENTS - 99.81%		$39,213,688
(Cost: $34,398,832)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.19%		72,786

NET ASSETS - 100.00%		$39,286,474

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of this security amounted to 0.82% of net assets.
(C)Principal amounts are denominated in the indicated foreign currency where applicable. (CAD - Canadian Dollar, ZAR - South African Rand)
(D)Collateralized by $6,038,400 United States Treasury Bond, 7.5% due 11-15-2016; market value and accrued interest aggregate $6,081,875.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES GLOBAL NATURAL RESOURCES FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $28,435) (Notes 1 and 3)	$33,250
Repurchase agreement - at value (cost - $5,964)	5,964
Cash	34
Receivables:
Investment securities sold
631
Fund shares sold
278
Dividends and interest
6
Total assets
40,163

LIABILITIES
Payable for investment securities purchased	773
Payable to Fund shareholders	27
Accrued shareholder servicing (Note 2)	26
Accrued management fee (Note 2)	16
Accrued distribution and service fees (Note 2)	10
Accrued accounting services fee (Note 2)	3
Accrued administrative fee (Note 2)	2
Other	20
Total liabilities
877
Total net assets
$39,286
NET ASSETS
Capital paid in	$45,943
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss
(664)
Accumulated undistributed net realized loss on investment transactions
(10,803)
Net unrealized appreciation in value of investments
4,810
Net assets applicable to outstanding units of capital
$39,286
Net asset value per share (net assets divided by shares outstanding):
Class A
$12.37
Class B
$11.99
Class C
$11.76
Advisor Class
$12.30
Capital shares outstanding:
Class A
1,707
Class B
850
Class C
641
Advisor Class
36
See Notes to Financial Statements.

STATEMENT OF OPERATIONS GLOBAL NATURAL RESOURCES FUND For the Six Months Ended June 30, 2003 (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $25)
$ 334
Interest and amortization
5
Total income
339
Expenses (Note 2):
Investment management fee
166
Shareholder servicing:

Class A
40
Class B
18
Class C
12
Advisor Class
2
Distribution fee:

Class B
33
Class C
21
Service fee:

Class A
23
Class B
11
Class C
7
Registration fees
31
Audit fees
22
Administrative fee
16
Accounting services fee
15
Custodian fees
7
Legal fees
2
Other
50
Total
476
Net investment loss
(137)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities
(1,491)
Realized net loss on foreign currency transactions
(23)
Realized net loss on investments
(1,514)
Unrealized appreciation in value of securities during the period
4,229
Unrealized depreciation in value of forward currency contracts during the period
(45)
Unrealized appreciation in value of investments during the period
4,184
Net gain on investments
2,670
Net increase in net assets resulting from operations
$2,533
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS GLOBAL NATURAL RESOURCES FUND (In Thousands)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002
INCREASE IN NET ASSETS
Operations:

Net investment loss
	$ (137)	$ (347)
Realized net loss on investments
	(1,514)	(1,363)
Unrealized appreciation
	4,184	269
Net increase (decrease) in net assets resulting from operations
	2,533	(1,441)
Distributions to shareholders from (Note 1F):(1)

Net investment income:

Class A
	-	-
Class B
	-	-
Class C
	-	-
Advisor Class
	-	-
Realized gains on investment transactions:

Class A
	-	(98)
Class B
	-	-
Class C
	-	(3)
Advisor Class
	-	(4)
	-	(105)
Capital share transactions (Note 5)
	5,324	17,796
Total increase
	7,857	16,250
NET ASSETS
Beginning of period
	31,429	15,179
End of period
	$39,286	$31,429

Undistributed net investment loss
	$ (664)	$ (504)

(1)See "Financial Highlights" on pages 61 - 64. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS GLOBAL NATURAL RESOURCES FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998

Net asset value, beginning of period	$11.50	$11.05	$ 9.74	$8.91	$6.32	$9.01
Income (loss) from investment operations:
Net investment income (loss)
	(0.00)	(0.11)(1)	0.04(1)	(0.07)	0.00(1)	0.03
Net realized and unrealized gain (loss) on investments
	0.87(2)	0.63(2)	1.45	0.95	2.59	(2.68)
Total from investment operations	0.87	0.52	1.49	0.88	2.59	(2.65)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.18)	(0.05)	(0.00)	(0.04)
Capital gains
	(0.00)	(0.07)	(0.00)	(0.00)	(0.00)	(0.00)
Total distributions	(0.00)	(0.07)	(0.18)	(0.05)	(0.00)	(0.04)
Net asset value end of period	$12.37	$11.50	$11.05	$9.74	$8.91	$6.32

Total return(3)	7.57%	4.66%(2)	15.40%	9.86%	40.98%	-29.35%
Net assets, end of period (in millions)	$21	$17	$8	$6	$6	$1
Ratio of expenses to average net assets with reimbursement	2.55%(4)	2.22%	2.25%	2.29%	2.16%	2.22%
Ratio of net investment income (loss) to average net assets with reimbursement	-0.49%(4)	-0.91%	0.38%	-0.69%	0.02%	0.29%
Ratio of expenses to average net assets without reimbursement	N/A	2.38%	3.71%	4.54%	4.53%	5.75%
Ratio of net investment loss to average net assets without reimbursement	N/A	-1.07%	-1.08%	-2.94%	-2.35%	-3.24%
Portfolio turnover rate	39%	67%	169%	134%	157%	98%
(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS GLOBAL NATURAL RESOURCES FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$11.19	$10.81	$ 9.56	$8.77	$6.27	$9.00
Income (loss) from investment operations:
Net investment loss
	(0.05)	(0.19)(1)	(0.02)(1)	(0.09)	(0.04)(1)	(0.04)
Net realized and unrealized gain (loss) on investments
	0.85	0.57	1.42	0.90	2.54	(2.65)
Total from investment operations	0.80	0.38	1.40	0.81	2.50	(2.69)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.15)	(0.02)	(0.00)	(0.04)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Total distributions	(0.00)	(0.00)	(0.15)	(0.02)	(0.00)	(0.04)
Net asset value, end of period	$11.99	$11.19	$10.81	$9.56	$8.77	$6.27

Total return	7.15%	3.52%	14.73	9.27%	39.87%	-29.82%
Net assets, end of period (in millions)	$10	$9	$5	$3	$3	$1
Ratio of expenses to average net assets with reimbursement	3.28%(2)	2.93%	2.87%	2.80%	2.71%	2.90%
Ratio of net investment loss to average net assets with reimbursement	-1.26%(2)	-1.62%	-0.24%	-1.20%	-0.53%	-0.39%
Ratio of expenses to average net assets without reimbursement	N/A	3.09%	4.33%	5.05%	5.08%	6.43%
Ratio of net investment loss to average net assets without reimbursement	N/A	-1.78%	-1.70%	-3.45%	-2.90%	-3.92%
Portfolio turnover rate	39%	67%	169%	134%	157%	98%
(1) Based on average shares outstanding.
(2) Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS GLOBAL NATURAL RESOURCES FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$10.97	$10.61	$ 9.40	$8.63	$6.21	$9.00
Income (loss) from investment operations:
Net investment loss
	(0.01)	(0.18)(1)	(0.02)(1)	(0.07)	(0.04)(1)	(0.14)
Net realized and unrealized gain (loss) on investments
	0.80	0.55	1.39	0.89	2.46	(2.61)
Total from investment operations	0.79	0.37	1.37	0.82	2.42	(2.75)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.16)	(0.05)	(0.00)	(0.04)
Capital gains
	(0.00)	(0.01)	(0.00)	(0.00)	(0.00)	(0.00)
Total distributions	(0.00)	(0.01)	(0.16)	(0.05)	(0.00)	(0.04)
Net asset value, end of period	$11.76	$10.97	$10.61	$9.40	$8.63	$6.21

Total return	7.20%	3.46%	14.62	9.49%	38.97%	-30.49%
Net assets, end of period (in thousands)	$7,531	$5,189	$1,788	$715	$472	$41
Ratio of expenses to average net assets with reimbursement	3.33%(2)	2.94%	2.86%	2.70%	2.73%	3.57%
Ratio of net investment loss to average net assets with reimbursement	-1.37%(2)	-1.64%	-0.23%	-1.10%	-0.55%	-1.06%
Ratio of expenses to average net assets without reimbursement	N/A	3.10%	4.32%	4.95%	5.10%	7.10%
Ratio of net investment loss to average net assets without reimbursement	N/A	-1.80%	-1.69%	-3.35%	-2.92%	- 4.59%
Portfolio turnover rate	39%	67%	169%	134%	157%	98%
(1)Based on average shares outstanding.
(2)Annualized.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS GLOBAL NATURAL RESOURCES FUND Advisor Class Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,			For the period from 4-8-99(2)
	6-30-03	2002	2001	2000	12-31-99

Net asset value, beginning of period	$11.43	$11.02	$ 9.74	$8.90	$7.00
Income (loss) from investment operations:
Net investment income (loss)
	(0.06)	(0.07)	0.09(3)	(0.05)	0.02(3)
Net realized and unrealized gain on investments
	0.93	0.56	1.43	0.95	1.88
Total from investment operations	0.87	0.49	1.52	0.90	1.90
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.24)	(0.06)	(0.00)
Capital gains
	(0.00)	(0.08)	(0.00)	(0.00)	(0.00)
Total distributions	(0.00)	(0.08)	(0.24)	(0.06)	(0.00)
Net asset value, end of period	$12.30	$11.43	$11.02	$9.74	$8.90

Total return	7.61%	4.46%	15.71%	10.17%	27.14%
Net assets, end of period (in thousands)	$442	$570	$465	$22	$26
Ratio of expenses to average net assets with reimbursement	2.26%(4)	1.82%	1.78%	2.02%	1.87%(4)
Ratio of net investment income (loss) to average net assets with reimbursement	0.09%(4)	-0.51%	0.85%	-0.42%	0.31%(4)
Ratio of expenses to average net assets without reimbursement	N/A	1.98%	3.24%	4.27%	4.24%(4)
Ratio of net investment loss to average net assets without reimbursement	N/A	-0.67%	-0.61%	-2.67%	-2.06%(4)
Portfolio turnover rate	39%	67	169	134	157%
(1)See Note 5 to financial statements.
(2)Commencement of operations of the class.
(3)Based on average shares outstanding.
(4)Annualized.
See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL FUND

International Fund

GOALS

Seeks long-term growth. Consideration of current income is secondary to this principal objective.

Strategy
Ivy International Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.

WRIICO uses an investment approach that focuses on:

analyzing a company's financial statements;

taking advantage of overvalued or undervalued markets

building a portfolio that is diversified by both region and sector

Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

Founded

1986

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003
Net asset value on
6-30-03
$17.30
12-31-02
16.35
Change per share	$0.95

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF INTERNATIONAL FUND

Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 6-30-03	-17.14%	-12.08%	-16.66%	-13.18%
5-year period ended 6-30-03	-9.36%	-8.27%	-9.29%	-9.18%
10-year period ended 6-30-03	2.57%	3.18%	-	-
Since inception of Class(F)	-	-	0.82%	0.82%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-22-93 for Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Advisor Class(C) (D)	Class I(C) (D)
1-year period ended 6-30-03	-13.16%	-	-12.03%
5-year period ended 6-30-03	-9.16%	-	-8.02%
10-year period ended 6-30-03	-	-	-
Since inception of Class(E)	-2.69%	-	1.84%
Cumulative return since inception of Class(F)	-	-14.31%	-

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Advisor Class and Class I shares are not subject to these charges.

(D)See Note 5 to financial statements.

(E)4-30-96 for Class C shares, 10-22-93 for Class I shares (the date on which shares were first acquired by shareholders).

(F)7-3-02 for Advisor Class shares (the date on which shares were first acquired and continuously held by shareholders).

International investing involves special risks, including political, economic and currency risks.

SHAREHOLDER SUMMARY OF INTERNATIONAL FUND

Portfolio Highlights

On June 30, 2003, International Fund had net assets totaling $188,801,775 invested in a diversified portfolio of:

89.75%	Common Stocks
10.25%	Cash and Cash Equivalents

As a shareholder of International Fund, for every $100 you had invested on
June 30, 2003, your Fund was invested by geographic region and by industry, respectively, as follows:
Europe	$59.73
Pacific Basin	$21.44
Cash and Cash Equivalents	$10.25
Mexico	$3.47
Scandinavia	$2.39
Canada	$2.14
Middle East	$0.58

Financial Services Stocks	$22.92
Cash and Cash Equivalents	$10.25
Consumer Goods Stocks	$9.55
Utilities Stocks	$9.27
Energy Stocks	$8.75
Health Care Stocks	$7.33
Capital Goods Stocks	$6.66
Raw Materials Stocks	$6.63
Business Equipment and Services	$6.08
Multi-Industry Stocks	$3.90
Consumer Services	$3.45
Retail Stocks	$2.62
Technology Stocks	$2.59

THE INVESTMENTS OF INTERNATIONAL FUND
June 30, 2003

COMMON STOCKS	Shares	Value

Australia - 3.62%
National Australia Bank Limited (A)	169,800	$ 3,819,125
News Corporation Limited (The) (A)	400,000	3,007,872
		6,826,997
Austria - 1.41%
Erste Bank der oesterreichischen Sparkassen AG (A)	30,000	2,655,468

Belgium - 1.03%
Fortis (A)	112,750	1,945,445

China - 0.91%
China Telecom Corporation Limited (A)*	7,500,000	1,721,551

Canada - 2.14%
EnCana Corporation (A)	74,400	2,837,474
Shoppers Drug Mart Corporation (A) (B)*	62,350	1,195,854
		4,033,328
Finland - 0.95%
Nokia Oyj (A)	109,237	1,801,897

France - 8.13%
AXA (A)	68,000	1,056,758
Sanofi-Synthelabo (A)	29,000	1,701,294
Schneider Electric SA (A)	30,000	1,412,798
STMicroelectronics N.V. (A)	50,000	1,050,224
TF1 SA (A)	37,000	1,140,637
Technip-Coflexip (A)	24,829	2,176,333
TotalFinaElf, S.A. (A)	31,174	4,719,104
VINCI (A)	31,000	2,094,984
		15,352,132
Germany - 7.24%
BASF Aktiengesellschaft (A)	53,980	2,300,553
Deutsche Bank Aktiengesellschaft (A)	32,800	2,122,304
Deutsche Boerse AG (A)	21,500	1,135,174
Deutsche Telekom AG, Registered Shares (A)*	133,250	2,032,459
Henkel Kommanditgesellschaft auf Aktien (A)	52,920	3,250,665
Siemens AG (A)	57,462	2,819,103
		13,660,258

Hong Kong - 1.03%
Hutchison Whampoa Limited, Ordinary Shares (A)	320,000	1,949,168

Israel - 0.58%
Check Point Software Technologies Ltd.*	56,300	1,098,131

See Notes to Schedule of Investments on page 71.

Italy - 3.25%
Banca Nazionale Lavoro S.p.A. (A)*	570,000	$ 957,280
Eni S.p.A. (A)	121,020	1,833,386
Snam Rete Gas S.p.A. (A)	123,000	483,885
Telecom Italia Mobile S.p.A. (A)	580,000	2,862,176
		6,136,727
Japan - 10.77%
Canon Inc. (A)	71,970	3,308,482
Kirin Brewery Company, Limited (A)	268,000	1,887,135
Mitsubishi Corporation (A)	295,000	2,050,184
NTT DoCoMo, Inc. (A)	1,200	2,603,037
Nissan Motor Co., Ltd. (A)	330,000	3,160,687
Nomura Holdings, Inc. (A)	91,300	1,160,864
Ricoh Company, Ltd. (A)	125,000	2,046,137
SMC Corporation (A)	11,700	986,876
Sharp Corporation (A)	160,800	2,067,352
Sumitomo Chemical Company, Limited (A)	337,000	1,059,978
		20,330,732
Korea - 3.52%
POSCO (A)	33,200	3,450,652
Samsung Electronics Co., Ltd. (A)	10,770	3,204,685
		6,655,337
Mexico - 3.47%
Fomento Economico Mexicano, S.A.
de C.V., ADR	48,500	1,998,200
Grupo Financiero BBVA Bancomer, S.A.
de C.V., Class B (A)*	2,780,000	2,349,258
Telefonos de Mexico, S.A. de C.V., ADR	70,000	2,199,400
		6,546,858
Netherlands - 4.74%
ABN AMRO Holding N.V. (A)	87,000	1,666,267
Euronext N.V. (A)	28,350	704,072
ING Groep N.V., Certicaaten Van Aandelen (A)	154,080	2,681,614
Koninklijke KPN N.V. (A)*	220,870	1,567,592
Royal Dutch Petroleum Company (A)	50,000	2,324,756
		8,944,301
Norway - 1.44%
Norsk Hydro ASA, ADR	55,500	2,727,825

Singapore - 1.09%
DBS Group Holdings Ltd. (A)	352,000	2,059,181

See Notes to Schedule of Investments on page 71.

Spain - 2.51%
Amadeus Global Travel Distribution, S.A. (A)	548,700	$ 3,149,536
Banco Santander Central Hispano, S.A. (A)	125,300	1,099,732
Enagas, S.A. (A)	58,000	497,045
		4,746,313
Switzerland - 12.84%
Credit Suisse Group, Registered Shares (A)	130,450	3,439,496
Holcim Ltd, Registered Shares (A)	83,805	3,102,167
Nestle S.A., Registered Shares (A)	18,600	3,844,908
Novartis AG, Registered Shares (A)	118,000	4,677,761
Roche Holdings AG, Genussschein (A)	33,120	2,602,618
Swiss Reinsurance Company, Registered Shares (A)	21,740	1,206,706
UBS AG (A)	78,740	4,388,033
Zurich Financial Services (A)*	8,230	983,023
		24,244,712
Taiwan - 0.50%
United Microelectronics Corporation*	250,000	937,500

United Kingdom - 18.58%
BP p.l.c. (A)	300,000	2,084,146
British Sky Broadcasting Group plc (A)*	213,100	2,365,531
Diageo plc (A)	282,190	3,018,179
GlaxoSmithKline plc (A)	150,000	3,032,612
HBOS plc (A)	182,000	2,360,280
HSBC Holdings plc (A)	160,100	1,894,975
Lloyds TSB Group plc (A)	210,000	1,493,617
Marks and Spencer Group plc (A)	195,000	1,017,834
Reckitt Benckiser plc (A)	100,000	1,838,247
Rio Tinto plc (A)	130,000	2,449,894
Royal Bank of Scotland Group plc (The) (A)	74,270	2,087,188
tesco plc (A)	753,000	2,729,190
Vodafone Group Plc (A)	2,930,800	5,741,213
WPP Group plc (A)	378,000	2,968,141
		35,081,047

TOTAL COMMON STOCKS - 89.75%		$169,454,908
(Cost: $173,883,488)

See Notes to Schedule of Investments on page 71.

	Principal Amount in Thousands

SHORT-TERM SECURITIES		Value

Repurchase Agreement - 8.00%
J.P. Morgan Securities Inc., 0.96% Repurchase
Agreement dated 6-30-03, to be
repurchased at $15,098,403 on 7-1-03(C)	$15,098	$ 15,098,000

United States Government Security - 4.23%
United States Treasury Bill,
1.08%, 7-31-03	8,000	7,992,800

TOTAL SHORT-TERM SECURITIES - 12.23%		$ 23,090,800
(Cost: $23,090,800)

TOTAL INVESTMENTS - 101.98%		$192,545,708
(Cost: $196,974,288)

LIABILITIES, NET OF CASH AND OTHER ASSETS-(1.98%)		(3,743,933)

NET ASSETS - 100.00%		$188,801,775

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of this security amounted to 0.63% of net assets.
(C)Collateralized by $15,287,760 United States Treasury Bond, 7.5% due 11-15-16; market value and accrued interest aggregate $15,397,828.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES INTERNATIONAL FUND June 30, 2003 (In Thousands, Except for Per Share and Share Amounts)

ASSETS
Investment securities - at value (cost - $196,974) (Notes 1 and 3)	$192,546
Receivables:
Investment securities sold
2,282
Dividends and interest
1,070
Fund shares sold
1,035
Total assets
196,933
LIABILITIES
Payable for investment securities purchased	5,967
Payable to Fund shareholders	1,722
Accrued shareholder servicing (Note 2)	113
Accrued management fee (Note 2)	80
Due to custodian	78
Accrued distribution and service fees (Note 2)	47
Accrued accounting services fee (Note 2)	7
Other	117
Total liabilities
8,131
Total net assets
$188,802
NET ASSETS
Capital paid in	$514,629
Accumulated undistributed loss:
Accumulated undistributed net investment loss
(119)
Accumulated undistributed net realized loss on investment transactions
(321,623)
Net unrealized depreciation in value of investments
(4,085)
Net assets applicable to outstanding units of capital
$188,802
Net asset value per share (net assets divided by shares outstanding):
Class A
$17.30
Class B
$16.44
Class C
$16.34
Advisor Class
$17.71
Class I
$17.45
Capital shares outstanding:
Class A
6,826,862
Class B
3,518,204
Class C
730,555
Advisor Class
147
Class I
53,758
See Notes to Financial Statements.

STATEMENT OF OPERATIONS INTERNATIONAL FUND For the Six Months Ended June 30, 2003 (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $725)
$2,548
Interest and amortization
118
Total income
2,666
Expenses (Note 2)
Investment management fee
974
Shareholder servicing:

Class A
225
Class B
143
Class C
26
Advisor Class
-*
Class I
3
Distribution fee:

Class B
226
Class C
49
Service fee:

Class A
117
Class B
76
Class C
16
Administrative fee:

Class A
59
Class B
30
Class C
7
Advisor Class
-*
Class I
-*
Custodian fees
60
Registration fees
59
Accounting services fee
39
Legal fees
14
Other
227
Total
2,350
Net investment income
316
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(38,917)
Realized net loss on foreign currency transactions	(253)
Realized net loss on investments
(39,170)
Unrealized appreciation in value of investments during the period	49,483
Net gain on investments
10,313
Net increase in net assets resulting from operations
$10,629
*Not shown due to rounding. See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS INTERNATIONAL FUND (In Thousands)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002
DECREASE IN NET ASSETS
Operations:
Net investment income (loss)
	$ 316	$(64)
Realized net loss on investments
	(39,170)	(123,678)
Unrealized appreciation
	49,483	49,688
Net increase (decrease) in net assets resulting from operations
	10,629	(74,054)
Distributions to shareholders from (Note 1F):(1)
Net investment income:

Class A
	-	-
Class B
	-	-
Class C
	-	-
Advisor Class
	-	-
Class I
	-	-
Realized gains on investment transactions:

Class A
	-	(22)
Class B
	-	(12)
Class C
	-	(2)
Advisor Class
	-	-
Class I
	-	(1)
	-	(37)
Capital share transactions (Note 5)	(31,859)	(240,846)
Total decrease
	(21,230)	(314,937)
NET ASSETS
Beginning of period	210,032	524,969
End of period	$188,802	$210,032

Undistributed net investment loss
	$ (119)	$ (182)

(1)See "Financial Highlights" on pages 75 - 79.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$16.35	$20.69	$26.20	$47.09	$41.20	$39.03
Income (loss) from investment operations:
Net investment income
	0.06	0.06(1)	0.05	0.19	0.30	0.37
Net realized and unrealized gain (loss) on investments
	0.89(2)	(4.40)(2)	(5.56)(2)	(12.44)	8.31	2.50
Total from investment operations	0.95	(4.34)	(5.51)	(12.25)	8.61	2.87
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.04)	(0.24)	(0.35)
Capital gains
	(0.00)	(0.00)	(0.00)	(8.60)	(2.48)	(0.35)
Total distributions	(0.00)	(0.00)	(0.00)	(8.64)	(2.72)	(0.70)
Net asset value, end of period	$17.30	$16.35	$20.69	$26.20	$47.09	$41.20

Total return(3)	5.81%	-20.96%(2)	-21.03%(2)	-17.26%	21.05%	7.34%
Net assets, end of period (in millions)	$118	$127	$345	$588	$1,574	$1,614
Ratio of expenses to average net assets with reimbursement	2.08%(4)	1.89%	1.60%	1.66%	1.66%	1.58%
Ratio of net investment income to average net assets with reimbursement	0.67%(4)	0.32%	0.18%	0.37%	0.63%	0.83%
Ratio of expenses to average net assets without reimbursement	N/A	1.89%	1.66%	N/A	N/A	N/A
Ratio of net investment income to average net assets without reimbursement	N/A	0.32%	0.12%	N/A	N/A	N/A
Portfolio turnover rate	62%	34%	43%	91%	7%	15%
(1)Based on average shares outstanding.
 (2)Includes redemption fees added to capital.
 (3)Total return calculated without taking into account the sales load deducted on an initial purchase.
 (4)Annualized.
 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$15.62	$20.03	$25.64	$46.78	$40.97	$38.82
Income (loss) from investment operations:
Net investment income (loss)
	(0.03)	(0.12)(1)	(0.21)	(0.17)	(0.06)	0.00
Net realized and unrealized gain (loss) on investments
	0.85	(4.29)	(5.40)	(12.33)	8.27	2.50
Total from investment operations	0.82	(4.41)	(5.61)	(12.50)	8.21	2.50
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.04)	(0.00)	(0.00)
Capital gains
	(0.00)	(0.00)	(0.00)	(8.60)	(2.40)	(0.35)
Total distributions	(0.00)	(0.00)	(0.00)	(8.64)	(2.40)	(0.35)
Net asset value, end of period	$16.44	$15.62	$20.03	$25.64	$46.78	$40.97

Total return	5.25%	-22.00%	-21.88%	-17.95%	20.15%	6.43%
Net assets, end of period (in millions)	$58	$68	$137	$281	$541	$543
Ratio of expenses to average net assets with reimbursement	2.98%(2)	2.85%	2.54%	2.50%	2.42%	2.41%
Ratio of net investment loss to average net assets with reimbursement	-0.28%(2)	-0.64%	-0.76%	-0.47%	-0.13%	-0.01%
Ratio of expenses to average net assets without reimbursement	N/A	2.85%	2.60%	N/A	N/A	N/A
Ratio of net investment loss to average net assets without reimbursement	N/A	-0.64%	-0.82%	N/A	N/A	N/A
Portfolio turnover rate	62%	34%	43%	91%	7%	15%
(1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$15.52	$19.90	$25.46	$46.57	$40.79	$38.64
Income (loss) from investment operations:
Net investment income (loss)
	(0.01)	(0.11)(1)	(0.21)	(0.19)	(0.05)	0.00
Net realized and unrealized gain (loss) on investments
	0.83	(4.27)	(5.35)	(12.28)	8.23	2.50
Total from investment operations	0.82	(4.38)	(5.56)	(12.47)	8.18	2.50
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.04)	(0.00)	(0.00)
Capital gains
	(0.00)	(0.00)	(0.00)	(8.60)	(2.40)	(0.35)
Total distributions	(0.00)	(0.00)	(0.00)	(8.64)	(2.40)	(0.35)
Net asset value, end of period	$16.34	$15.52	$19.90	$25.46	$46.57	$40.79

Total return	5.28%	-22.00%	-21.84%	-17.97%	20.16%	6.46%
Net assets, end of period (in millions)	$12	$14	$26	$57	$143	$154
Ratio of expenses to average net assets with reimbursement	2.90%(2)	2.83%	2.54%	2.49%	2.42%	2.40%
Ratio of net investment income (loss) to average net assets with reimbursement	-0.05%(2)	-0.62%	-0.76%	-0.46%	-0.13%	0.01%
Ratio of expenses to average net assets without reimbursement	N/A	2.83%	2.60%	N/A	N/A	N/A
Ratio of net investment loss to average net assets without reimbursement	N/A	-0.62%	-0.82%	N/A	N/A	N/A
Portfolio turnover rate	62%	34%	43%	91%	7%	15%
(1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL FUND Advisor Class Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,		For the period from 8-31-00(3) to
	6-30-03	2002(2)	2001	12-31-00
Net asset value, beginning of period	$16.85	$20.67	$26.25	$40.05
Income (loss) from investment operations:
Net investment income (loss)
	0.01	(0.24)	0.01	0.02
Net realized and unrealized gain (loss) on investments
	0.85	(3.58)	(5.59)	(5.18)
Total from investment operations	0.86	(3.82)	(5.58)	(5.16)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.04)
Capital gains
	(0.00)	(0.00)	(0.00)	(8.60)
Total distributions	(0.00)	(0.00)	(0.00)	(8.64)
Net asset value, end of period	$17.71	$16.85	$20.67	$26.25

Total return	5.10%	-18.71%	-21.26%	-12.09%
Net assets, end of period (in thousands)	$3	$2	$5	$4
Ratio of expenses to average net assets with reimbursement	2.69%(4)	3.46%	1.69%	2.10%(4)
Ratio of net investment income (loss) to average net assets with reimbursement	0.08%(4)	-1.24%	0.09%	-0.08%(4)
Ratio of expenses to average net assets without reimbursement	N/A	3.46%	1.75%	N/A
Ratio of net investment income (loss) to average net assets without reimbursement	N/A	-1.24%	0.03%	N/A
Portfolio turnover rate	62%	34%	43%	91%(4)
(1)See Note 5 to financial statements.
 (2)Advisor class shares were outstanding for the period from 1/1/02 through 6/11/02 and from 7/3/02 through 12/31/02.
 (3)Commencement of operations of the class.
 (4)Annualized.
 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL FUND Class I Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$16.48	$20.85	$26.35	$47.09	$41.21	$39.06
Income (loss) from investment operations:
Net investment income
	0.05	0.14(2)	0.15	0.64	0.52	0.55
Net realized and unrealized gain (loss) on investments
	0.92	(4.51)	(5.65)	(12.74)	8.34	2.48
Total from investment operations	0.97	(4.37)	(5.50)	(12.10)	8.86	3.03
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.00)	(0.04)	(0.42)	(0.53)
Capital gains
	(0.00)	(0.00)	(0.00)	(8.60)	(2.56)	(0.35)
Total distributions	(0.00)	(0.00)	(0.00)	(8.64)	(2.98)	(0.88)
Net asset value, end of period	$17.45	$16.48	$20.85	$26.35	$47.09	$41.21

Total return	5.89%	-20.95%	-20.87%	-16.92%	21.66%	7.75%
Net assets, end of period (in millions)	$1	$1	$17	$34	$167	$157
Ratio of expenses to average net assets with reimbursement	1.77%(3)	1.51%	1.24%	1.24%	1.18%	1.18%
Ratio of net investment income to average net assets with reimbursement	0.33%(3)	0.70%	0.54%	0.79%	1.11%	1.23%
Ratio of expenses to average net assets without reimbursement	N/A	1.51%	1.30%	N/A	N/A	N/A
Ratio of net investment income to average net assets without reimbursement	N/A	0.70%	0.48%	N/A	N/A	N/A
Portfolio turnover rate	62%	34%	43%	91%	7%	15%
(1)See Note 5 to financial statements. (2)Based on average shares outstanding. (3)Annualized. See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL VALUE FUND
International Value Fund
GOALS
Seeks, as a primary goal, long-term capital growth. Consideration of current income is secondary to this principal objective.
Strategy
 Ivy International Value Fund invests at least 80% of its net assets in equity securities (including common stocks, preferred stock and securities convertible into common stock) principally traded in European, Pacific Basin and Latin American markets.
WRIICO uses a disciplined value approach while looking for investment opportunities around the world (including countries with new or comparatively undeveloped economies). Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.
Founded

1997

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003
Net asset value on
6-30-03	$8.03
12-31-02	7.65
Change per share	$0.38

Past performance is not necessarily indicative of future results.

 SHAREHOLDER SUMMARY OF INTERNATIONAL VALUE FUND
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 6-30-03	-16.00%	-10.88%	-16.25%	-12.76%
5-year period ended 6-30-03	- 4.92%	-3.79%	-5.11%	- 4.92%
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	-3.95%	-3.02%	- 4.09%	- 4.09%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)5-13-97 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Advisor Class(C) (D)
1-year period ended 6-30-03	-12.76%	-11.79%
5-year period ended 6-30-03	- 4.93%	-3.89%
10-year period ended 6-30-03	-	-
Since inception of Class(E)	- 4.10%	-2.80%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Advisor Class shares are not subject to these charges.

(D)See Note 5 to financial statements.

(E)5-13-97 for Class C shares and 2-23-98 for Advisor Class shares (the date on which shares were first acquired by shareholders).

International investing involves special risks, including political, economic and currency risk.

 SHAREHOLDER SUMMARY OF INTERNATIONAL VALUE FUND
Portfolio Highlights

On June 30, 2003, International Value Fund had net assets totaling $41,426,813 invested in a diversified portfolio of:

82.76%	Common Stocks
17.24%	Cash and Cash Equivalents

As a shareholder of International Value Fund, for every $100 you had invested on
June 30, 2003, your Fund was invested by geographic region and by industry, respectively, as follows:
Europe	$53.61
Pacific Basin	$21.41
Cash and Cash Equivalents	$17.24
Mexico	$3.60
Canada	$1.48
Scandinavia	$1.17
South America	$0.92
Middle East	$0.57

Financial Services Stocks	$18.25
Cash and Cash Equivalents	$17.24
Utilities Stocks	$11.52
Energy Stocks	$9.93
Consumer Goods Stocks	$9.28
Capital Goods Stocks	$6.88
Raw Materials Stocks	$6.48
Health Care Stocks	$5.93
Multi-Industry Stocks	$4.93
Business Equipment and Services Stocks	$2.95
Consumer Services Stocks	$2.63
Technology Stocks	$2.03
Retail Stocks	$1.95

THE INVESTMENTS OF INTERNATIONAL VALUE FUND
June 30, 2003

COMMON STOCKS	Shares	Value

Australia - 2.22%
News Corporation Limited (The) (A)	60,490	$ 454,865
Westpac Banking Corporation (A)	42,681	465,660
		920,525
Austria - 1.39%
Erste Bank der oesterreichischen
Sparkassen AG (A)	6,500	575,351

Belgium - 1.12%
Fortis (A)	26,910	464,319

Brazil - 0.92%
Embraer-Empresa Brasileira de
Aeronautica S.A.	20,000	382,000

China - 0.91%
China Telecom Corporation Limited (A)*	1,636,000	375,528

Canada - 1.48%
EnCana Corporation (A)	16,020	610,972

France - 6.88%
Sanofi-Synthelabo (A)	6,500	381,324
Schneider Electric SA (A)	6,600	310,816
STMicroelectronics N.V. (A)	10,580	222,227
TF1 SA (A)	7,800	240,459
Technip-Coflexip (A)	3,000	262,959
TotalFinaElf, S.A. (A)	5,921	896,318
VINCI (A)	7,950	537,262
		2,851,365

Germany - 8.03%
BASF Aktiengesellschaft (A)	11,480	489,262
Deutsche Bank Aktiengesellschaft (A)	7,200	465,872
Deutsche Boerse AG (A)	4,670	246,570
Deutsche Telekom AG, Registered Shares (A)*	28,400	433,185
E.ON AG (A)	10,000	513,609
Henkel Kommanditgesellschaft auf Aktien (A)	11,480	705,171
Siemens AG (A)	9,650	473,432
		3,327,101
Hong Kong - 1.03%
Hutchison Whampoa Limited, Ordinary Shares (A)	70,000	426,380

Israel - 0.57%
Check Point Software Technologies Ltd.*	12,100	236,011

See Notes to Schedule of Investments on page 86.

Italy - 2.48%
Banca Nazionale Lavoro S.p.A. (A)*	121,000	$ 203,212
Eni S.p.A. (A)	25,810	391,007
Snam Rete Gas S.p.A. (A)	110,000	432,743
		1,026,962

Japan - 11.25%
Canon Inc. (A)	15,000	689,554
Honda Motor Co., Ltd. (A)	12,000	455,531
Kirin Brewery Company, Limited (A)	57,000	401,368
Nikko Cordial Corporation (A)	8,410	644,818
Nippon Telegraph and Telephone Corporation (A)	100	392,958
Nissan Motor Co., Ltd. (A)	70,000	670,449
Nomura Holdings, Inc. (A)	6,000	76,289
Secom Co., Ltd. (A)	10,000	293,676
Shimano Inc. (A)	25,000	393,793
Sumitomo Chemical Company, Limited (A)	75,000	235,900
Takeda Chemical Industries, Ltd. (A)	11,000	406,558
		4,660,894
Korea - 4.94%
KT Corporation, ADR	40,000	788,400
POSCO (A)	7,000	727,547
Samsung Electronics Co., Ltd. (A)	1,780	529,651
		2,045,598
Mexico - 3.60%
Fomento Economico Mexicano, S.A.
de C.V., ADR	10,400	428,480
Grupo Financiero BBVA Bancomer, S.A.
de C.V., Class B (A)*	737,500	623,230
Telefonos de Mexico, S.A. de C.V., ADR	14,000	439,880
		1,491,590
Netherlands - 4.85%
ABN AMRO Holding N.V. (A)	18,850	361,025
Euronext N.V. (A)	6,100	151,493
ING Groep N.V., Certicaaten Van Aandelen (A)	28,000	487,313
Royal Boskalis Westminster nv,
Certicaaten Van Aandelen (A)	24,000	590,242
Royal Dutch Petroleum Company (A)	9,000	418,456
		2,008,529
Norway - 1.17%
Norsk Hydro ASA, ADR	9,900	486,585

Singapore - 1.06%
DBS Group Holdings Ltd. (A)	75,000	438,746

See Notes to Schedule of Investments on page 86.

Spain - 2.02%
Amadeus Global Travel Distribution, S.A. (A)	41,500	$ 238,210
Enagas, S.A. (A)	70,000	599,881
		838,091
Switzerland - 12.92%
Credit Suisse Group, Registered Shares (A)	28,400	748,806
Holcim Ltd, Registered Shares (A)	18,275	676,476
Nestle S.A., Registered Shares (A)	4,040	835,131
Novartis AG, Registered Shares (A)	27,800	1,102,049
Roche Holdings AG, Genussschein (A)	7,210	566,572
Swiss Reinsurance Company, Registered Shares (A)	4,600	255,329
UBS AG (A)	17,160	956,295
Zurich Financial Services (A)*	1,760	210,221
		5,350,879
United Kingdom - 13.92%
BP p.l.c. (A)	67,000	465,459
Diageo plc (A)	60,470	646,760
HBOS plc (A)	39,110	507,201
Lloyds TSB Group plc (A)	45,900	326,462
Marks and Spencer Group plc (A)	40,000	208,787
Reckitt Benckiser plc (A)	22,000	404,414
Rio Tinto plc (A)	28,000	527,669
"Shell" Transport and Trading Company, p.l.c. (The) (A)	127,539	843,339
tesco plc (A)	165,800	600,929
Vodafone Group Plc (A)	631,247	1,236,565
		5,767,585

TOTAL COMMON STOCKS - 82.76%		$34,285,011
(Cost: $32,910,358)

	Principal Amount in Thousands

SHORT-TERM SECURITIES

Repurchase Agreement - 9.66%
J.P. Morgan Securities Inc., 0.96% Repurchase
Agreement dated 6-30-03, to be
repurchased at $4,001,107 on 7-1-03 (B)	$4,001	4,001,000

United States Government Security - 4.82%
United States Treasury Bill,
1.08%, 7-31-03	2,000	1,998,200

TOTAL SHORT-TERM SECURITIES - 14.48%		$ 5,999,200
(Cost: $5,999,200)

See Notes to Schedule of Investments on page 86.

TOTAL INVESTMENTS - 97.24%		$40,284,211
(Cost: $38,909,558)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.76%		1,142,602

NET ASSETS - 100.00%		$41,426,813

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Collateralized by $4,051,440 United States Treasury Bond, 7.5% due 11-15-16; market value and accrued interest aggregate $4,080,609.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES INTERNATIONAL VALUE FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)
ASSETS
Investment securities - at value (cost - $38,910)
(Notes 1 and 3)	$40,284
Receivables:
Investment securities sold
1,307
Fund shares sold
553
Dividends and interest
221
Total assets
42,365
LIABILITIES
Payable for investment securities purchased	784
Payable to Fund shareholders	34
Accrued shareholder servicing (Note 2)	42
Accrued management fee (Note 2)	17
Accrued distribution and service fees (Note 2)	15
Accrued accounting services fee (Note 2)	5
Due to custodian	3
Other	38
Total liabilities
938
Total net assets
$41,427
NET ASSETS
Capital paid in	$60,604
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss
(12)
Accumulated undistributed net realized loss

on investment transactions
(20,566)
Net unrealized appreciation in value of investments
1,401
Net assets applicable to outstanding units of capital
$41,427
Net asset value per share (net assets divided by shares outstanding):
Class A
$8.03
Class B
$7.66
Class C
$7.66
Advisor Class	$7.93
Capital shares outstanding:
Class A
920
Class B
3,285
Class C
1,089
Advisor Class
69
See Notes to Financial Statements.

STATEMENT OF OPERATIONS INTERNATIONAL VALUE FUND For the Six Months Ended June 30, 2003 (In Thousands)
INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $87)
$ 635
Interest and amortization
31
Total income
666
Expenses (Note 2):
Investment management fee
208
Distribution fee:

Class B
95
Class C
32
Shareholder servicing:

Class A
23
Class B
68
Class C
23
Advisor Class
1
Service fee:

Class A
9
Class B
32
Class C
10
Accounting services fee
28
Custodian fees
28
Administrative fees
20
Audit fees
15
Legal fees
3
Other
42
Total
637
Net investment income
29
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)

Realized net loss on securities	(4,259)
Realized net loss on foreign currency transactions	(21)
Realized net loss on investments
(4,280)
Unrealized appreciation in value of investments
during the period	6,199
Net gain on investments
1,919
Net increase in net assets resulting from operations
$1,948

*Not shown due to rounding.
See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS INTERNATIONAL VALUE FUND (In Thousands)
	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002

DECREASE IN NET ASSETS
Operations:
Net investment income
	$ 29	$ 185
Realized net loss on investments
	(4,280)	(6,019)
Unrealized appreciation (depreciation)
	6,199	(5,927)
Net increase (decrease) in net assets

resulting from operations
	1,948	(11,761)
Distributions to shareholders from
net investment income (Note 1F):(1)

Class A
	-	-
Class B
	-	-
Class C
	-	-
Advisor Class
	-	-
	-	-
Capital share transactions (Note 5)	(5,845)	(18,836)
Total decrease
	(3,897)	(30,597)
NET ASSETS
Beginning of period	45,324	75,921
End of period	$41,427	$45,324
Undistributed net investment loss
	$ (12)	$ (20)

(1)See "Financial Highlights" on pages 90 - 93.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL VALUE FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:
	For the six months ended 6-30-03
		For the fiscal year ended December 31,
		2002	2001	2000	1999	1998
Net asset value, beginning of period	$7.65	$9.10	$11.01	$11.99	$ 9.48	$8.98
Income (loss) from
investment operations:
Net investment income
	0.02	0.08(1)	0.07	0.14	0.09	0.08
Net realized and unrealized gain (loss) on investments
	0.36(2)	(1.53)(2)	(1.96)(2)	(1.01)	2.54	0.52
Total from investment
operations	0.38	(1.45)	(1.89)	(0.87)	2.63	0.60
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.02)	(0.04)	(0.10)	(0.08)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.07)	(0.02)	(0.02)
Total distributions	(0.00)	(0.00)	(0.02)	(0.11)	(0.12)	(0.10)
Net asset value, end of period	$8.03	$7.65	$ 9.10	$11.01	$11.99	$9.48

Total return(3)	4.97%	-15.93%(2)	-17.17%(2)	-7.25%	27.79%	6.63%
Net assets, end of period (in millions)	$7	$8	$13	$24	$33	$25
Ratio of expenses to average net assets with reimbursement	2.68%(4)	1.77%	1.77%	1.74%	1.72%	1.74%
Ratio of net investment income to average net assets with reimbursement	0.54%(4)	0.91%	0.58%	0.96%	0.92%	0.80%
Ratio of expenses to average net assets without reimbursement	N/A	2.32%	2.15%	1.92%	1.87%	1.88%
Ratio of net investment income to average net assets without reimbursement	N/A	0.36%	0.20%	0.78%	0.77%	0.66%
Portfolio turnover rate	61%	48%	39%	36%	21%	16%

(1)Based on average shares outstanding.
(2)Includes redemption fees added to capital.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL VALUE FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:
	For the six months ended 6-30-03
		For the fiscal year ended December 31,
		2002	2001	2000	1999	1998
Net asset value, beginning of period	$7.32	$8.97	$10.94	$11.91	$ 9.42	$8.93
Income (loss) from investment operations:
Net investment income (loss)
	(0.00)	0.01(1)	(0.02)	0.02	0.01	0.01
Net realized and unrealized gain (loss) on investments
	0.34	(1.66)	(1.93)	(0.96)	2.51	0.51
Total from investment operations	0.34	(1.65)	(1.95)	(0.94)	2.52	0.52
Less distributions from:

Net investment income	(0.00)	(0.00)	(0.02)	(0.01)	(0.01)	(0.01)
Capital gains	(0.00)	(0.00)	(0.00)	(0.02)	(0.02)	(0.02)
Total distributions	(0.00)	(0.00)	(0.02)	(0.03)	(0.03)	(0.03)
Net asset value, end of period	$7.66	$7.32	$ 8.97	$10.94	$11.91	$9.42

Total return	4.65%	-18.39%	-17.84%	-7.94%	26.81%	5.84%
Net assets, end of period (in millions)	$25	$28	$46	$76	$95	$81
Ratio of expenses to average net assets with reimbursement	3.17%(2)	2.50%	2.50%	2.51%	2.51%	2.49%
Ratio of net investment income (loss) to average net assets with reimbursement	0.01%(2)	0.18%	-0.15%	0.20%	0.12%	0.05%
Ratio of expenses to average net assets without reimbursement	N/A	3.05%	2.88%	2.69%	2.66%	2.63%
Ratio of net investment income (loss) to average net assets without reimbursement	N/A	-0.37%	-0.53%	0.02%	-0.03%	-0.09%
Portfolio turnover rate	61%	48%	39%	36%	21%	16%

(1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL VALUE FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:
	For the six months ended 6-30-03	For the fiscal year ended December 31,
		2002	2001	2000	1999	1998
Net asset value, beginning of period	$7.32	$8.97	$10.94	$11.92	$ 9.42	$8.93
Income (loss) from investment operations:
Net investment income (loss)
	0.00	0.01(1)	(0.02)	0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments
	0.34	(1.66)	(1.93)	(0.97)	2.51	0.51
Total from investment operations	0.34	(1.65)	(1.95)	(0.95)	2.53	0.52
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.02)	(0.01)	(0.01)	(0.01)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.02)	(0.02)	(0.02)
Total distributions	(0.00)	(0.00)	(0.02)	(0.03)	(0.03)	(0.03)
Net asset value, end of period	$7.66	$7.32	$ 8.97	$10.94	$11.92	$9.42

Total return	4.65%	-18.39%	-17.84%	-7.97%	26.91%	5.79%
Net assets, end of period (in millions)	$8	$9	$16	$30	$44	$40
Ratio of expenses to average net assets with reimbursement	3.13%(2)	2.50%	2.51%	2.51%	2.49%	2.52%
Ratio of net investment income (loss) to average net assets with reimbursement	0.10%(2)	0.18%	-0.16%	0.19%	0.14%	0.03%
Ratio of expenses to average net assets without reimbursement	N/A	3.05%	2.89%	2.69%	2.64%	2.66%
Ratio of net investment income (loss) to average net assets without reimbursement	N/A	-0.37%	-0.54%	0.01%	-0.01%	-0.11%
Portfolio turnover rate	61%	48%	39%	36%	21%	16%

(1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS INTERNATIONAL VALUE FUND Advisor Class Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:
	For the six months ended 6-30-03	For the fiscal year ended December 31,				For the period from 2-23-98(2) to 12-31-98
		2002	2001	2000	1999
Net asset value, beginning of period	$7.54	$9.14	$11.03	$11.99	$ 9.48	$9.63
Income (loss) from investment operations:
Net investment income
	0.04	0.10(3)	0.11	0.50	0.04	0.11
Net realized and unrealized gain (loss) on investments
	0.35	(1.70)	(1.98)	(1.33)	2.64	(0.13)
Total from investment operations	0.39	(1.60)	(1.87)	(0.83)	2.68	(0.02)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.02)	(0.05)	(0.10)	(0.11)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.08)	(0.07)	(0.02)
Total distributions	(0.00)	(0.00)	(0.02)	(0.13)	(0.17)	(0.13)
Net asset value, end of period	$7.93	$7.54	$ 9.14	$11.03	$11.99	$9.48

Total return	5.17%	-17.51%	-17.03%	-6.90%	28.30%	-0.15%
Net assets, end of period (in thousands)	$544	$124	$377	$668	$2,748	$510
Ratio of expenses to average net assets with reimbursement	2.66%(4)	1.50%	1.47%	1.35%	1.38%	1.32%(4)
Ratio of net investment income to average net assets with reimbursement	1.99%(4)	1.18%	0.89%	1.36%	1.25%	1.23%(4)
Ratio of expenses to average net assets without reimbursement	N/A	2.05%	1.85%	1.53%	1.53%	1.45%(4)
Ratio of net investment income to average net assets without reimbursement	N/A	0.63%	0.51%	1.18%	1.10%	1.10%(4)
Portfolio turnover rate	61%	48%	39%	36%	21%	16%

(1)See Note 5 to financial statements. (2)Commencement of operations of the class. (3)Based on average shares outstanding. (4)Annualized. See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF PACIFIC OPPORTUNITIES FUND

Pacific Opportunities Fund

GOALS

Seeks, as a primary goal, long-term capital growth. Consideration of current income is secondary to this principal objective

Strategy

Ivy Pacific Opportunities Fund invests at least 80% of its net assets in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies such as those whose securities are traded mainly on markets in the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, Sri Lanka, Australia and India. Although it is permitted to invest in Japan, the Fund does not currently anticipate doing so.

The Fund's manager uses an investment approach that focuses on analyzing a company's financial statements and taking advantage of overvalued or undervalued markets. Some of the Fund's investments may produce income (such as dividends), although it is expected that any income realized would be incidental.

Founded

1993

Scheduled Dividend Frequency

Annually (December)

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended June 30, 2003
Net asset value on
6-30-03	$6.50
12-31-02	5.96
Change per share	$0.54

Past performance is not necessarily indicative of future results.

 SHAREHOLDER SUMMARY OF PACIFIC OPPORTUNITIES FUND
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Ivy Funds website at www.ivyfunds.com for more current performance information.
Average Annual Total Return(A)	Class A		Class B
Period	With Sales Load(B)	Without Sales Load(C)	With CDSC(D)	Without CDSC(E)
1-year period ended 6-30-03	-11.85%	-6.48%	-11.42%	-7.73%
5-year period ended 6-30-03	2.32%	3.54%	2.25%	2.44%
10-year period ended 6-30-03	-	-	-	-
Since inception of Class(F)	- 4.29%	-3.70%	- 4.56%	- 4.56%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.

(C)Performance data does not take into account the sales load deducted on an initial purchase.

(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.

(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.

(F)10-25-93 for Class A shares and Class B shares (the date on which shares were first acquired by shareholders).
Average Annual Total Return(A)
Period	Class C(B)	Advisor Class(C) (D)
1-year period ended 6-30-03	-7.73%	-6.52%
5-year period ended 6-30-03	2.50%	2.97%
10-year period ended 6-30-03	-	-
Since inception of Class(E)	-5.37%	-3.45%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.

(C)Performance data does not include the effect of sales charges, as Advisor Class shares are not subject to these charges.

(D)See Note 5 to financial statements.

(E)4-30-96 for Class C shares and 2-10-98 for Advisor Class shares (the date on which shares were first acquired by shareholders).

International investing involves special risks, including political, economic and currency risk.

 SHAREHOLDER SUMMARY OF PACIFIC OPPORTUNITIES FUND
Portfolio Highlights

On June 30, 2003, Pacific Opportunities Fund had net assets totaling $12,298,258 invested in a diversified portfolio of:

83.12% Common Stocks
 16.88% Cash and Cash Equivalents

As a shareholder of Pacific Opportunities Fund, for every $100 you had invested on
June 30, 2003, your Fund owned:
Financial Services Stocks	$19.10
Cash and Cash Equivalents	$16.88
Raw Materials Stocks	$12.09
Technology Stocks	$9.71
Multi-Industry Stocks	$6.91
Utilities Stocks	$5.36
Retail Stocks	$5.32
Consumer Services Stocks	$4.22
Consumer Nondurables Stocks	$3.51
Transportation Stocks	$3.48
Capital Goods Stocks	$3.11
Business Equipment and Services Stocks	$3.05
Consumer Durables Stocks	$2.54
Health Care Stocks	$2.39
Shelter Stocks	$2.33

THE INVESTMENTS OF PACIFIC OPPORTUNITIES FUND
June 30, 2003

COMMON STOCKS	Shares	Value

Air Transportation - 1.99%
Cathay Pacific Airways Limited (A)	80,000	$ 107,717
Qantas Airways Limited (A)	62,519	137,259
		244,976
Banks - 16.23%
Australia and New Zealand Banking
Group Limited (A)	19,005	237,463
Dah Sing Financial Holdings Limited (A)	16,000	79,608
DBS Group Holdings Ltd (A)	44,000	257,398
Housing Development Finance Corporation Limited (A)*
	35,000	195,160
HSBC Holdings plc (A)	10,000	118,938
KASIKORNBANK PCL (A)*	150,000	139,962
PT Bank Mandiri (A)(B)*	2,000,000	163,142
Standard Bank Group Limited (A)	38,067	166,813
Standard Chartered PLC (A)	7,500	91,367
United Overseas Bank Limited (A)	38,000	267,621
Westpac Banking Corporation (A)	25,520	278,430
		1,995,902
Beverages - 1.46%
Foster's Group Limited (A)	63,500	179,489

Business Equipment and Services - 3.05%
Infosys Technologies Limited (A)	3,500	246,059
Li & Fung Limited (A)	100,000	128,876
		374,935
Chemicals - Petroleum and Inorganic - 2.31%
Formosa Plastics Corporation (A)	99,940	139,197
LG Chem, Ltd. (A)	3,600	144,839
		284,036
Computers - Main and Mini - 1.88%
BenQ Corporation (A)	84,000	95,393
Quanta Computer Inc. (A)	65,550	135,432
		230,825
Construction Materials - 1.09%
Cheung Kong Infrastructure
Holdings Limited (A)	70,000	134,198

Consumer Electronics - 5.42%
Samsung Electronics Co., Ltd. (A)	2,240	666,527

Electrical Equipment - 2.02%
Johnson Electric Holdings Limited (A)	200,000	48,775

See Notes to Schedule of Investments on page 100.

Electronic Components - 4.46%
Realtek Semiconductor Corporation (A)	50,000	$ 101,860
Taiwan Semiconductor Manufacturing
Company Ltd. (A)*	192,997	317,883
United Microelectronics Corporation (A)*	200,000	128,877
		548,620
Electronic Instruments - 3.37%
Hon Hai Precision Industry Co., Ltd. (A)	114,168	414,029

Health Care - Drugs - 2.39%
Novogen LTD (A) *	30,000	107,961
Ranbaxy Laboratories Limited (A)	11,000	185,903
		293,864
Insurance - Life - 1.34%
AXA Asia Pacific Holdings Limited (A)	100,000	165,164

Insurance - Property and Casualty - 1.53%
QBE Insurance Group Limited (A)	30,000	187,723

Mining - 4.42%
BHP Billiton Plc (A)	20,000	116,018
Rio Tinto Limited (A)	21,827	428,062
		544,080
Motion Pictures - 2.45%
News Corporation Limited (The) (A)	40,000	300,787

Motor Vehicles - 2.54%
Hero Honda Motors Ltd. (A)	17,600	95,959
Hyundai Motor Company (A)	8,190	216,926
		312,885
Multiple Industry - 2.79%
Haw Par Corporation Limited (A)	2	5
Hutchison Whampoa Limited, Ordinary Shares (A)	30,000	182,734
Reliance Industries Limited (A)	23,000	160,762
		343,501
Publishing - 1.78%
Singapore Press Holdings Limited (A)	21,000	218,265

Real Estate Investment Trust - 2.33%
CapitaLand Limited (A)	237,000	166,911
Cheung Kong (Holdings) Limited (A)	20,000	120,028
		286,939
See Notes to Schedule of Investments on page 100.

Retail - General Merchandise - 2.83%
Woolworths Limited (A)	41,445	$ 348,384

Retail - Specialty Stores - 2.49%
Esprit Holdings Limited (A)	125,000	306,160

Steel - 4.05%
POSCO (A)	4,790	497,850

Tobacco - 2.05%
ITC Limited (A)	15,300	252,480

Trucking and Shipping - 1.49%
Sinotrans Limited (A)*	650,000	183,376

Utilities - Telephone - 5.36%
China Mobile (Hong Kong) Limited (A)	60,000	141,571
China Telecom Corporation Limited (A)*	1,000,000	229,540
KT Corporation (A)	4,480	175,362
SK Telecom Co., Ltd. (A)	658	112,512
		658,985

TOTAL COMMON STOCKS - 83.12%		$10,222,755
(Cost: $9,217,402)

	Principal Amount in Thousands

SHORT-TERM SECURITY - 16.54%

Repurchase Agreement
J.P. Morgan Securities Inc., 0.96% Repurchase
Agreement dated 6-30-03, to be
repurchased at $2,034,054 on
7-1-03 (C)	$2,034	$ 2,034,000
(Cost: $2,034,000)

TOTAL INVESTMENTS - 99.66%		$12,256,755
(Cost: $11,251,402)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.34%		41,503

NET ASSETS - 100.00%		$12,298,258

See Notes to Schedule of Investments on page 100.

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the total value of this security amounted to 1.33% of net assets.
(C)Collateralized by $2,056,909 United States Treasury Bond, 6.75% due 5-15-05; market value and accrued interest aggregate $2,073,362.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES PACIFIC OPPORTUNITIES FUND June 30, 2003 (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $9.217) (Notes 1 and 3)	$10,223
Repurchase agreement - at value (cost - $2,034)	2,034
Cash denominated in foreign currencies (cost - $10)	10
Receivables:
Investment securities sold
742
Dividends and interest
25
Fund shares sold
8
Total assets
13,042
LIABILITIES
Payable for investment securities purchased	454
Due to Custodian	236
Accrued shareholder servicing (Note 2)	10
Payable to Fund shareholders	9
Accrued management fee (Note 2)	5
Accrued accounting services fee (Note 2)	3
Accrued distribution and service fees (Note 2)	3
Accrued administrative fee (Note 2)	1
Other	23
Total liabilities
744
Total net assets
$12,298
NET ASSETS
Capital paid in	$34,903
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss
(10)
Accumulated undistributed net realized loss on investment transactions
(23,601)
Net unrealized appreciation in value of investments
1,006
Net assets applicable to outstanding units of capital
$12,298
Net asset value per share (net assets divided by shares outstanding):
Class A
$6.50
Class B
$6.21
Class C
$6.21
Advisor Class
$6.31
Capital shares outstanding:
Class A
1,099
Class B
638
Class C
181
Advisor Class
10
See Notes to Financial Statements.

STATEMENT OF OPERATIONS PACIFIC OPPORTUNITIES FUND For the Six Months Ended June 30, 2003 (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $14)
$119
Interest and amortization
2
Total income
121
Expenses (Note 2):
Investment management fee
43
Shareholder servicing:

Class A
21
Class B
9
Class C
2
Advisor Class
-*
Distribution fee:

Class B
10
Class C
2
Service fee:

Class A
7
Class B
3
Class C
1
Accounting services fee
9
Registration fees
8
Custodian fees
7
Audit fees
6
Administrative fee
4
Other
4
Total
136
Less expenses in excess of contractual amount
(11)
Total expenses
125
Net investment loss
(4)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(12,875)
Realized net loss on foreign currency transactions	(6)
Realized net loss on investments
(12,881)
Unrealized appreciation in value of investments during the period	1,382
Net loss on investments
(11,499)
Net decrease in net assets resulting from operations
$(11,503)
*Not shown due to rounding. See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS PACIFIC OPPORTUNITIES FUND (In Thousands)

	For the six months ended June 30, 2003	For the fiscal year ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss
	$(4)	$(9)
Realized net gain (loss) on investments
	(12,881)	76
Unrealized appreciation (depreciation)
	1,382	(1,131)
Net decrease in net assets resulting from operations
	(11,503)	(1,064)
Distributions to shareholders from net investment income (Note 1F):(1)
Class A
	-	-
Class B
	-	-
Class C
	-	-
Advisor Class
	-	-
	-	-
Capital share transactions (Note 5)	15,232	(1,544)
Total increase (decrease)
	3,729	(2,608)
NET ASSETS
Beginning of period	8,569	11,177
End of period	$12,298	$ 8,569
Undistributed net investment income (loss)
	$(10)	$-
(1)See "Financial Highlights" on pages 104 - 107. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS PACIFIC OPPORTUNITIES FUND Class A Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$5.96	$6.72	$7.42	$9.15	$6.30	$8.04
Income (loss) from investment operations:
Net investment income (loss)
	0.01	0.01(1)	(0.03)(1)	0.07	0.08	0.13
Net realized and unrealized gain (loss) on investments
	0.53(2)	(0.77)(2)	(0.66)(2)	(1.74)	2.86	(1.78)
Total from investment operations	0.54	(0.76)	(0.69)	(1.67)	2.94	(1.65)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.01)	(0.06)	(0.08)	(0.09)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)
Total distributions	(0.00)	(0.00)	(0.01)	(0.06)	(0.09)	(0.09)
Net asset value, end of period	$6.50	$5.96	$6.72	$7.42	$9.15	$6.30

Total return(3)	9.06%	-11.31%(2)	-9.29%(2)	-18.25%	46.72%	-20.56%
Net assets, end of period (in millions)	$7	$5	$6	$9	$13	$9
Ratio of expenses to average net assets with reimbursement	2.59%(4)	2.21%	2.21%	2.16%	2.19%	2.30%
Ratio of net investment income (loss) to average net assets with reimbursement	0.24%(4)	0.20%	-0.49%	0.83%	1.01%	1.60%
Ratio of expenses to average net assets without reimbursement	2.84%(4)	3.52%	3.57%	3.10%	2.84%	2.86%
Ratio of net investment income (loss) to average net assets without reimbursement	-0.01%(4)	-1.11%	-1.85%	-0.11%	0.36%	1.04%
Portfolio turnover rate	80%	16%	82%	108%	23%	56%
(1)Based on average shares outstanding.
 (2)Includes redemption fees added to capital.
 (3)Total return calculated without taking into account the sales load deducted on an initial purchase.
 (4)Annualized.
 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS PACIFIC OPPORTUNITIES FUND Class B Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$5.75	$6.56	$7.33	$9.04	$6.24	$7.96
Income (loss) from investment operations:
Net investment income (loss)
	(0.01)	(0.04)(1)	(0.08)(1)	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments
	0.47	(0.77)	(0.68)	(1.71)	2.81	(1.73)
Total from investment operations	0.46	(0.81)	(0.76)	(1.70)	2.83	(1.68)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.01)	(0.01)	(0.02)	(0.04)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)
Total distributions	(0.00)	(0.00)	(0.01)	(0.01)	(0.03)	(0.04)
Net asset value, end of period	$6.21	$5.75	$6.56	$7.33	$9.04	$6.24

Total return	8.00%	-12.35%	-10.35%	-18.80%	45.33%	-21.04%
Net assets, end of period (in millions)	$4	$3	$4	$6	$8	$6
Ratio of expenses to average net assets with reimbursement	3.46%(2)	2.96%	2.95%	2.92%	2.97%	3.08%
Ratio of net investment income (loss) to average net assets with reimbursement	-0.69%(2)	-0.55%	-1.22%	0.07%	0.24%	0.82%
Ratio of expenses to average net assets without reimbursement	3.71%(2)	4.27%	4.31%	3.86%	3.62%	3.64%
Ratio of net investment income (loss) to average net assets without reimbursement	-0.94%(2)	-1.86%	-2.58%	-0.87%	-0.41%	0.26%
Portfolio turnover rate	80%	16%	82%	108%	23%	56%
(1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS PACIFIC OPPORTUNITIES FUND Class C Shares For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,
	6-30-03	2002	2001	2000	1999	1998
Net asset value, beginning of period	$5.75	$6.55	$7.31	$9.07	$6.25	$7.94
Income (loss) from investment operations:
Net investment income (loss)
	(0.01)	(0.03)(1)	(0.08)(1)	0.01	0.02	0.08
Net realized and unrealized gain (loss) on investments
	0.47	(0.77)	(0.67)	(1.71)	2.82	(1.75)
Total from investment operations	0.46	(0.80)	(0.75)	(1.70)	2.84	(1.67)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.01)	(0.06)	(0.01)	(0.02)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)
Total distributions	(0.00)	(0.00)	(0.01)	(0.06)	(0.02)	(0.02)
Net asset value, end of period	$6.21	$5.75	$6.55	$7.31	$9.07	$6.25

Total return	8.00%	-12.21%	-10.25%	-18.79%	45.41%	-21.02%
Net assets, end of period (in thousands)	$1,122	$539	$917	$1,539	$776	$704
Ratio of expenses to average net assets with reimbursement	3.32%(2)	2.94%	2.90%	3.03%	3.03%	2.98%
Ratio of net investment income (loss) to average net assets with reimbursement	-0.54%(2)	-0.53%	-1.18%	-0.03%	0.18%	0.92%
Ratio of expenses to average net assets without reimbursement	3.58%(2)	4.25%	4.26%	3.97%	3.68%	3.54%
Ratio of net investment income (loss) to average net assets without reimbursement	-0.80%(2)	-1.84%	-2.54%	-0.97%	-0.47%	0.36%
Portfolio turnover rate	80%	16%	82%	108%	23%	56%
(1)Based on average shares outstanding. (2)Annualized. See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS PACIFIC OPPORTUNITIES FUND Advisor Class Shares(1) For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended	For the fiscal year ended December 31,				For the period from 2-10-98(2) to
	6-30-03	2002	2001	2000	1999	12-31-98
Net asset value, beginning of period	$5.81	$6.59	$7.30	$9.03	$6.27	$7.89
Income (loss) from investment operations:
Net investment income (loss)
	0.01	0.04(3)	(0.02)(3)	0.12(3)	0.04	0.08
Net realized and unrealized gain (loss) on investments
	0.49	(0.82)	(0.68)	(1.82)	2.86	(1.62)
Total from investment operations	0.50	(0.78)	(0.70)	(1.70)	2.90	(1.54)
Less distributions from:
Net investment income
	(0.00)	(0.00)	(0.01)	(0.03)	(0.13)	(0.08)
Capital gains
	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.00)
Total distributions	(0.00)	(0.00)	(0.01)	(0.03)	(0.14)	(0.08)
Net asset value, end of period	$6.31	$5.81	$6.59	$7.30	$9.03	$6.27

Total return	8.61%	-11.84%	-9.58%	-18.77%	46.29%	-19.56%
Net assets, end of period (in thousands)	$65	$34	$3	$42	$313	$10
Ratio of expenses to average net assets with reimbursement	2.23%(4)	1.74%	2.03%	1.77%	1.79%	2.92%(4)
Ratio of net investment income (loss) to average net assets with reimbursement	0.49%(4)	0.67%	-0.31%	1.23%	1.42%	0.98%(4)
Ratio of expenses to average net assets without reimbursement	2.49%(4)	3.05%	3.39%	2.71%	2.44%	3.48%(4)
Ratio of net investment income (loss) to average net assets without reimbursement	0.23%(4)	-0.64%	-1.67%	0.29%	0.77%	0.42%(4)
Portfolio turnover rate	80%	16%	82%	108%	23%	56%
(1)See Note 5 to financial statements. (2)Commencement of operations of the class. (3)Based on average shares outstanding. (4)Annualized. See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
 June 30, 2003
Note 1 - Significant Accounting Policies
 Ivy Funds (formerly Ivy Fund (see Note 9)) (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated December 21, 1983 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust issues eight series of capital shares; each series represents ownership of a separate mutual fund ("Fund"). The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Trust's Board of Trustees. Short-term debt securities are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency. See Note 1C.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Trust combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Trust's financial statements. Gains or losses are realized by the Trust at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. The Trust uses forward contracts to attempt to reduce the overall risk of its investments.
E. Federal income taxes - It is the Trust's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
F. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.
G. Repurchase agreements - Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Trust's custodian bank.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
NOTE 2 - Investment Management And Payments To Affiliated Persons
Waddell & Reed Ivy Investment Company ("WRIICO"), a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("WDR"), serves as the investment manager for each Fund except for Ivy Global Natural Resources Fund. WRIICO provides advice and supervises investments for which services it is paid a fee. The fee is payable by each Fund at the following annual rates:
Fund	Net Assets Breakpoints	Annual Rate
Cash Reserves (formerly Money Market Fund (see Note 9)	All levels	0.40%
Cundill Global Value	All levels	1.00%
Dividend Income	Up to $1 Billion	0.70%
	Over $1 Billion up to $2 Billion	0.65%
	Over $2 Billion up to $3 Billion	0.60%
	Over $3 Billion	0.55%
European Opportunities	Up to $250 Million	1.00%
	Over $250 Million up to $500 Million	0.85%
	Over $500 Million	0.75%
Global Natural Resources	All levels	1.00%
International	Up to $2 Billion	1.00%
	Over $2 Billion up to $2.5 Billion	0.90%
	Over $2.5 Billion up to $3 Billion	0.80%
	Over $3 Billion	0.70%
International Value	All levels	1.00%
Pacific Opportunities	All levels	1.00%

Mackenzie Financial Corporation ("MFC") serves as the investment adviser for Ivy Global Natural Resources Fund and is responsible for selecting the Fund's portfolio investments. For these services, MFC receives a fee that is equal to, on an annual basis, 0.50% of the Fund's average net assets.
Peter Cundill & Associates, Inc. serves as subadvisor to Ivy Cundill Global Value Fund under an agreement with WRIICO and receives a fee that is equal to, on an annual basis, 0.50% of the Fund's average net assets.
Henderson Global Investors (North America) Inc. ("HGINA") serves as subadvisor to Ivy European Opportunities Fund under an agreement with WRIICO. Henderson Investment Management Ltd., under a subadvisory agreement with HGINA, serves as subadvisor to the Fund. HGINA receives a fee payable monthly at an annual rate of 0.45% of the first $100,000,000 of net assets and 0.40% thereafter of the portion of the Fund's average daily net assets managed by HGINA.
These fees accrue daily and are paid monthly.
Pursuant to a Master Fund Accounting Services Agreement, WRIICO provides certain accounting and pricing services for each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Accounting Services Agreement to Waddell & Reed Services Company ("WRSCO"), an indirect subsidiary of WDR. Prior to July 1, 2003, as compensation for those services, each Fund paid a monthly fee plus out-of-pocket expenses as incurred. The monthly fee was based upon the net assets of each Fund, except Ivy Cash Reserves Fund, at the preceding month end at the following rates:
Accounting Services Fee
Net Asset Level (in millions)		Monthly Fee Rate for Each Level
From	$ 0 to $10	$1,250
From	$10 to $40	$2,500
From	$40 to $75	$5,000
	$75 and Over	$6,500

The monthly fee for the Ivy Cash Reserves Fund was 0.10%, on an annual basis, of that Fund's average net assets.

 As of July 1, 2003, the accounting services fee for each of the Funds is a monthly fee of one-twelfth of the annual fee shown in the following table.
Accounting Services Fee
Average Net Asset Level (all dollars in millions)			Annual Fee Rate for Each Level
From	$ 0 to	$ 10	$ 0
From	$ 10 to	$ 25	$ 11,000
From	$ 25 to	$ 50	$ 22,000
From	$ 50 to	$ 100	$ 33,000
From	$ 100 to	$ 200	$ 44,000
From	$ 200 to	$ 350	$ 55,000
From	$ 350 to	$ 550	$ 66,000
From	$ 550 to	$ 750	$ 77,000
From	$ 750 to	$1000	$ 93,500
From	$ 1000	and Over	$110,000

In addition, for each class of shares in excess of one, each Fund will pay WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.
Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C, Class I and Advisor Class shares, for each shareholder account that was in existence at any time during the prior month: Dividend Income Fund pays WRSCO a monthly fee of $1.5792; and Cundill Global Value Fund, European Opportunities Fund, Global Natural Resources Fund, International Fund, International Value Fund, and Pacific Opportunities Fund each pay the Agent a monthly fee of $1.5042. Cash Reserves Fund pays the Agent a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. For Class Y shares, each Fund pays the Agent a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WRSCO for certain out-of-pocket costs for all classes. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WRSCO if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. WRSCO pays such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate (e.g., 0.10%) fee, based on the average daily net asset value of the omnibus account (or a combination thereof).
Pursuant to an Administrative Services Agreement, WRIICO provides certain administrative services to each Fund. As of March 18, 2003, WRIICO assigned its responsibilities under the Administrative Services Agreement to WRSCO. Prior to July 1, 2003, as compensation for these services, each Fund (except with respect to its Class I shares) paid WRIICO a monthly fee at the annual rate of 0.10% of the Fund's average daily net assets. Each Fund with Class I shares paid WRIICO a monthly fee at the annual rate of 0.01% of its average daily net assets for the Class I shares. Class I shares were closed to further investment effective February 18, 2003. As of July 1, 2003, the administrative fee for each Fund is a monthly fee at the annual rate of 0.01% of the Fund's average daily net assets.
 Outside of providing administrative services to the Trust, as described above, WRIICO may also act on behalf of Ivy Funds Distributor, Inc. ("IFDI"), a wholly-owned subsidiary of WRIICO, in paying commissions to broker-dealers with respect to sales of Class B and Class C shares of each Fund.
As principal underwriter for the Trust's shares, IFDI receives sales commissions (which are not an expense of the Trust) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A shares and is paid to IFDI. During the period ended June 30, 2003, IFDI received the following amounts in sales commissions and deferred sales charges
 :
		CDSC
	Sales Commissions	Class A	Class B	Class C
Cash Reserves Fund	$ -	$-	$ 1,553	$-
Cundill Global Value Fund	3,002	-	15	1,853
Dividend Income Fund	-	-	-	-
European Opportunities Fund	1,790	-	15,861	3,681
Global Natural Resources Fund	9,412	6,561	8,831	270
International Fund	1,670	10,111	4,912	19,744
International Value Fund	170	-	3,857	11,782
Pacific Opportunities Fund	383	1	461	6

With respect to Class A, Class B and Class C shares, IFDI pays sales commissions and all expenses in connection with the sale of the Trust's shares, except for registration fees and related expenses. During the period ended June 30, 2003, IFDI paid the following amounts:
Cash Reserves Fund	$-
Cundill Global Value Fund	44,190
Dividend Income Fund	-
European Opportunities Fund	16,902
Global Natural Resources Fund	102,138
International Fund	21,231
International Value Fund	20,254
Pacific Opportunities Fund	3,703

Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund, (except for Cash Reserves Fund) may pay a distribution and/or service fee to IFDI in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse IFDI for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

 Under the Distribution and Service Plan adopted by the Trust for Class B shares and Class C shares, respectively, each Fund, (except for Cash Reserves Fund) may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of a Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or the service and/or maintenance of shareholder accounts of that class. The Class B Plan and the Class C Plan each permit IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.
Under the Class Y Plan, Dividend Income Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.
WRIICO has agreed to reimburse a Fund's expenses, except for Dividend Income Fund, for the fiscal year ending December 31, 2003, and for the following eight years, to the extent necessary to ensure that the Fund's annual operating expenses, when calculated at the Fund level, do not exceed 2.5% (0.85% for Cash Reserves Fund) of the Fund's average net assets (excluding 12b-1 fees and certain other expenses.) During the period ended June 30, 2003, WRIICO reimbursed Funds' expenses as shown in the following table:
Cash Reserves Fund	$100,000
Cundill Global Value Fund	27,000
Pacific Opportunities Fund	11,000

The Trust paid Directors' fees of $32,251, which are included in other expenses.

 NOTE 3 - Investment Securities Transactions
Investment securities transactions for the period ended June 30, 2003 are summarized as follows:
	Cundill Global Value Fund	Dividend Income Fund	European Opportunities Fund
Purchases of investment securities, excluding short-term and United States Government securities	$4,100,653	$ -	$39,159,547
Purchases of United States Government securities	-	-	-
Purchases of short-term securities	100,668,000	-	183,044,000
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	727,470	-	50,225,411
Proceeds from maturities and sales of United States Government securities	-	-	-
Proceeds from maturities and sales of short-term securities	98,757,000	-	181,418,000

	Global Natural Resources Fund	International Fund	International Value Fund
Purchases of investment securities, excluding short-term and United States Government securities	$12,750,732	$107,173,971	$22,151,360
Purchases of United States Government securities	-	-	-
Purchases of short-term securities	77,933,000	1,277,605,924	349,123,998
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	15,514,406	154,705,812	34,374,138
Proceeds from maturities and sales of United States Government securities	-	-	-
Proceeds from maturities and sales of short-term securities	71,969,000	1,254,541,500	343,129,125

Pacific Opportunities Fund
Purchases of investment securities, excluding short-term and United States Government securities	$5,601,520
Purchases of United States Government securities	-
Purchases of short-term securities	137,621,000
Proceeds from maturities and sales of investment securities, excluding short-term and United States Government securities	7,462,917
Proceeds from maturities and sales of United States Government securities	-
Proceeds from maturities and sales of short-term securities	135,587,000

For Federal income tax purposes, cost of investments owned at June 30, 2003 and the related unrealized appreciation (depreciation) were as follows:
	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)
Cash Reserves Fund	$ 15,297,784	$ -	$ -	$ -
Cundill Global Value Fund	9,845,677	746,054	371,783	374,271
Dividend Income Fund	-	-	-	-
European Opportunities Fund	63,199,604	8,742,385	5,996,752	2,745,633
Global Natural Resources Fund	34,567,564	6,057,371	1,366,006	4,691,365
International Fund	198,980,522	12,465,093	18,899,907	(6,434,814)
International Value Fund	39,054,585	2,938,359	1,708,733	1,229,626
Pacific Opportunities Fund	11,577,409	1,398,436	719,090	679,346

NOTE 4 - Federal Income Tax Matters
For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2002 and the related Capital Loss Carryover and Post-October activity were as follows:
	Cundill Global Value Fund	European Opportunities Fund	Global Natural Resources Fund
Net ordinary income	$-	$-	$280,330
Distributed ordinary income	49,246	-	105,019
Foreign taxes paid deduction	6,544	217,458	-
Undistributed ordinary income	-	-	276,699
Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-
Capital loss carryover	268,343	29,411,986	1,250,757
Post-October losses deferred	129,922	2,627,020	281,939

	International Fund	International Value Fund	Pacific Opportunities Fund
Net ordinary income	$-	$-	$-
Distributed ordinary income	36,988	-	-
Foreign taxes paid deduction	648,268	153,049	-
Undistributed ordinary income	-	-	-
Realized long-term capital gains	-	-	-
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains	-	-	-
Capital loss carryover	126,565,198	8,128,361	120,310
Post-October losses deferred	12,125,004	450,044	17,314

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital Loss Carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.
	Cundill Global Value Fund	European Opportunities Fund	Global Natural Resources Fund
December 31, 2005	$-	-	$ 429,711
December 31, 2006	-	-	1,922,159
December 31, 2007	-	-	5,085,547
December 31, 2009	79,187	37,308,323	-
December 31, 2010	268,343	29,411,986	1,250,757
Total carryover	$347,530	$66,720,309	$8,688,174

	International Fund	International Value Fund	Pacific Opportunities Fund
December 31, 2003	$-	$-	$203,202
December 31, 2004	-	-	1,033,159
December 31, 2005	-	-	1,936,870
December 31, 2006	-	3,103,432	4,237,537
December 31, 2007	-	-	128,429
December 31, 2008	-	1,064,641	852,082
December 31, 2009	141,106,022	3,396,958	1,867,111
December 31, 2010	126,565,198	8,128,361	120,310
Total carryover	$267,671,220	$15,693,392	$10,378,700

NOTE 5 - Multiclass Operations

 Each Fund within the Trust (other than Cash Reserves Fund which offers only Class A, Class B and Class C shares and Dividend Income Fund which offers Class A, Class B, Class C and Class Y shares) offered four classes of shares, Class A, Class B, Class C and Advisor Class, each of which have equal rights as to assets and voting privileges. Cundill Global Value Fund, European Opportunities Fund and International Fund also offered Class I shares. Advisor Class and Class I shares are no longer available for investment. As of July 24, 2003, each Fund (other than Cash Reserves Fund) offers Class Y shares. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectuses and the Statement of Additional Information for the Trust.

 Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.
Transactions in capital stock for the fiscal period ended June 30, 2003 are summarized below. Amounts are in thousands.
	Cash Reserves Fund	Cundill Global Value Fund	Dividend Income Fund
Shares issued from sale of shares:
Class A	3,287	112	50
Class B	6,414	92	50
Class C	56,350	332	50
Advisor Class	N/A	141	N/A
Class I	N/A	-*	N/A
Class Y	N/A	N/A	50
Shares issued from reinvestment of dividends:
Class A	23	-	-
Class B	12	-	-
Class C	2	-	-
Advisor Class	N/A	-	N/A
Class I	N/A	-	N/A
Class Y	N/A	N/A	-
Shares redeemed:
Class A	(7,447)	(19)	-
Class B	(8,169)	(39)	-
Class C	(56,710)	(182)	-
Advisor Class	N/A	(15)	N/A
Class I	N/A	-	N/A
Class Y	N/A	N/A	-
Increase (decrease) in outstanding capital shares	(6,238)	422	200
*Not shown due to rounding.

	Cash Reserves Fund	Cundill Global Value Fund	Dividend Income Fund
Value issued from sale of shares:
Class A	$3,287	$991	$500
Class B	6,414	804	500
Class C	56,350	2,777	500
Advisor Class	N/A	1,170	N/A
Class I	N/A	-*	N/A
Class Y	N/A	N/A	500
Value issued from reinvestment of dividends:
Class A	23	-	-
Class B	12	-	-
Class C	2	-	-
Advisor Class	N/A	-	N/A
Class I	N/A	-	N/A
Class Y	N/A	N/A	-
Value redeemed:
Class A	(7,447)	(158)	-
Class B	(8,169)	(321)	-
Class C	(56,710)	(1,497)	-
Advisor Class	N/A	(126)	N/A
Class I	N/A	-	N/A
Class Y	N/A	N/A	-
Increase (decrease) in outstanding capital	$(6,238)	$3,640	$2,000
*Not shown due to rounding.

	European Opportunities Fund	Global Natural Resources Fund	International Fund
Shares issued from sale of shares:
Class A	175	486	2,569
Class B	172	207	72
Class C	446	260	2,708
Advisor Class	3,083	205	-
Class I	-	N/A	960
Shares issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Advisor Class	-	-	-
Class I	-	N/A	-
Shares redeemed:
Class A	(367)	(261)	(3,493)
Class B	(431)	(127)	(935)
Class C	(640)	(93)	(2,852)
Advisor Class	(3,232)	(219)	-
Class I	-	N/A	(985)
Increase (decrease) in outstanding capital shares	(794)	458	(1,956)
Value issued from sale of shares:
Class A	$ 2,206	$5,574	$41,595
Class B	2,164	2,376	1,119
Class C	5,435	2,942	41,632
Advisor Class	39,565	2,276	-
Class I	-	N/A	15,323
Value issued from reinvestment of dividends:
Class A	-	-	-
Class B	-	-	-
Class C	-	-	-
Advisor Class	-	-	-
Class I	-	N/A	-
Value redeemed:
Class A	(4,582)	(2,977)	(57,006)
Class B	(5,286)	(1,406)	(14,480)
Class C	(7,961)	(999)	(44,328)
Advisor Class	(42,256)	(2,462)	-
Class I	-	N/A	(15,714)
Increase (decrease) in outstanding capital	$(10,715)	$5,324	$(31,859)

	International Value Fund International	Pacific Opportunities Fund Pacific
Shares issued from sale of shares:
Class A	215	1,309
Class B	125	1,231
Class C	2,407	309
Advisor Class	899	11
Shares issued from reinvestment of dividends:
Class A	-	-
Class B	-	-
Class C	-	-
Advisor Class	-	-
Shares redeemed:
Class A	(322)	(1,101)
Class B	(682)	(1,059)
Class C	(2,578)	(223)
Advisor Class	(846)	(6)
Increase (decrease) in outstanding capital shares	(782)	471
Value issued from sale of shares:
Class A	$ 1,626	$15,177
Class B	926	11,215
Class C	17,071	2,968
Advisor Class	6,790	132
Value issued from reinvestment of dividends:
Class A	-	-
Class B	-	-
Class C	-	-
Advisor Class	-	-
Value redeemed:
Class A	(2,443)	(6,694)
Class B	(4,904)	(6,223)
Class C	(18,483)	(1,305)
Advisor Class	(6,428)	(38)
Increase (decrease) in outstanding capital	$(5,845)	$15,232

Transactions in capital stock for the fiscal year ended December 31, 2002 are summarized below. Amounts are in thousands.
	Cash Reserves Fund	Cundill Global Value Fund	European Opportunities Fund
Shares issued from sale of shares:	Cash	Cundill	European
Class A	18,445	158	781
Class B	8,741	176	280
Class C	14,600	72	231
Advisor Class	N/A	656	1,033
Class I	N/A	5	6
Shares issued from reinvestment of dividends:
Class A	105	1	-
Class B	52	2	-
Class C	4	1	-
Advisor Class	N/A	2	-
Class I	N/A	-*	-
Shares redeemed:
Class A	(16,770)	(14)	(1,490)
Class B	(9,368)	(17)	(866)
Class C	(14,310)	(22)	(576)
Advisor Class	N/A	(577)	(1,269)
Class I	N/A	-	(5)
Increase (decrease) in outstanding capital shares	1,499	443	(1,875)
Value issued from sale of shares:
Class A	$ 18,445	$ 1,414	$ 10,573
Class B	8,741	1,596	3,645
Class C	14,600	633	3,089
Advisor Class	N/A	6,313	14,306
Class I	N/A	44	89
Value issued from reinvestment of dividends:
Class A	105	12	-
Class B	52	15	-
Class C	4	5	-
Advisor Class	N/A	13	-
Class I	N/A	-*	-
Value redeemed:
Class A	(16,770)	(130)	(19,971)
Class B	(9,368)	(150)	(11,547)
Class C	(14,310)	(177)	(7,785)
Advisor Class	N/A	(5,320)	(17,295)
Class I	N/A	-	(58)
Increase (decrease) in outstanding capital	$ 1,499	$ 4,268	$(24,954)
*Not shown due to rounding.

	Global Natural Resources Fund	International Fund	International Value Fund
Shares issued from sale of shares:
Class A	1,994	4,967	1,425
Class B	483	138	287
Class C	559	551	528
Advisor Class	612	-*	3
Class I	N/A	949	N/A
Shares issued from
reinvestment of dividends:
Class A	7	1	-*
Class B	-*	-*	-
Class C	-*	-*	-
Advisor Class	-*	-	-
Class I	N/A	-*	N/A
Shares redeemed:
Class A	(1,214)	(13,873)	(1,852)
Class B	(196)	(2,587)	(1,599)
Class C	(255)	(1,005)	(1,063)
Advisor Class	(605)	-*	(27)
Class I	N/A	(1,688)	N/A
Increase (decrease) in outstanding capital shares	1,385	(12,547)	(2,298)

Value issued from sale of shares:
Class A	$25,085	$ 90,325	$ 11,972
Class B	5,825	2,450	2,318
Class C	6,863	9,231	3,795
Advisor Class	7,969	8	23
Class I	N/A	16,231	N/A
Value issued from reinvestment
of dividends:
Class A	85	15	-*
Class B	-*	7	-
Class C	3	1	-
Advisor Class	3	-	-
Class I	N/A	-*	N/A
Value redeemed:
Class A	(14,855)	(265,049)	(15,451)
Class B	(2,245)	(46,943)	(12,993)
Class C	(2,969)	(17,551)	(8,264)
Advisor Class	(7,968)	(10)	(236)
Class I	N/A	(29,561)	N/A
Increase (decrease) in outstanding capital	$ 17,796	$(240,846)	$(18,836)
*Not shown due to rounding.

Pacific Opportunities Fund
Shares issued from sale of shares:	1,020
Class A	587
Class B	236
Class C	413
Advisor Class
Shares issued from reinvestment of dividends:	-*
Class A	-
Class B	-
Class C	-
Advisor Class
Shares redeemed:	(1,064)
Class A	(726)
Class B	(282)
Class C	(408)
Advisor Class	1,020
Decrease in outstanding capital shares	(224)

Value issued from sale of shares:
Class A	$ 6,632
Class B	3,598
Class C	1,391
Advisor Class	2,523
Value issued from reinvestment of dividends:
Class A	-*
Class B	-
Class C	-
Advisor Class	-
Value redeemed:
Class A	(6,846)
Class B	(4,596)
Class C	(1,724)
Advisor Class	(2,522)
Decrease in outstanding capital	$(1,544)
*Not shown due to rounding.

NOTE 6 - Options

 Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.
When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.
NOTE 7 - Futures
The Trust may engage in buying and selling interest rate futures contracts, but only Debt Futures and Municipal Bond Index Futures. Upon entering into a futures contract, the Trust is required to deposit, in a segregated account, an amount of cash or United States Treasury Bills equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments ("variation margins") are made or received by the Trust each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Trust as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. The Trust uses futures to attempt to reduce the overall risk of its investments.
NOTE 8 - Acquisition of Ivy Developing Markets Fund
On June 16, 2003, Ivy Pacific Opportunities Fund acquired all the net assets of Ivy Developing Markets Fund pursuant to a plan of reorganization approved by the shareholders of Developing Markets Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 551,715 shares of Pacific Opportunities Fund (valued at $3,533,026) for the 576,365 shares of Developing Markets Fund outstanding on June 16, 2003. Developing Markets Fund had net assets of $3,533,026, including $229,612 of net unrealized appreciation in value of investment and $12,504,526 of accumulated net realized losses on investments, which were combined with those of Pacific Opportunities Fund. The aggregate net assets of Pacific Opportunities Fund and Developing Markets Fund immediately before the acquisition were $9,010,093 and $3,533,322, respectively. The aggregate net assets of Pacific Opportunities Fund and Developing Markets Fund immediately following the acquisition were $12,543,119 and $0, respectively. Transactions in capital stock related to the exchange were as follows:
	Shares Exchanged	Value
Class A shares	261,680	$1,714,035
Class B shares	228,388	1,431,993
Class C shares	56,366	353,413
Class Y shares	5,281	33,585
Total	551,715	$3,533,026

NOTE 9 - Name Change
On June 16, 2003, Ivy Money Market Fund changed its name to Ivy Cash Reserves Fund. On July 23, 2003, the Trust changed its name from Ivy Fund to Ivy Funds.

INDEPENDENT AUDITORS' REPORT
The Board of Trustees and
Shareholders of Ivy Funds:

 We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ivy Cash Reserves Fund, Ivy Cundill Global Value Fund, Ivy Dividend Income Fund, Ivy European Opportunities Fund, Ivy Global Natural Resources Fund, Ivy International Fund, Ivy International Value Fund, and Ivy Pacific Opportunities Fund (collectively the "Funds") comprising Ivy Funds as of June 30, 2003, and the related statements of operations for the six-month period then ended, and the statements of changes in net assets and financial highlights for the six-month period then ended and the fiscal year ended December 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for each of the periods presented in the four-year period ended December 31, 2001 were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those statements and financial highlights.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective Funds comprising Ivy Funds as of June 30, 2003, the results of their operations for the six-month period then ended, the changes in their net assets and their financial highlights for the six-month period then ended and the fiscal year ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.
Deloitte & Touche LLP
Kansas City, Missouri
August 8, 2003
SHAREHOLDER MEETING RESULTS (unaudited)
On June 10, 2003, a special shareholder meeting (the "Meeting") was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202, for the following purposes (and with the following results):
Proposal 1: For shareholders of Ivy Bond Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy Bond Fund to, and the assumption of all of the liabilities of the Ivy Bond Fund by, the Waddell & Reed Advisors Bond Fund in exchange for shares of the Waddell & Reed Advisors Bond Fund and the distribution of such shares to the shareholders of the Ivy Bond Fund in complete liquidation of the Ivy Bond Fund.
For	Against	Abstain
3,257,281.407	94,762.496	145,628.813

Proposal 2: For shareholders of Ivy Developing Markets Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy Developing Markets Fund to, and the assumption of all of the liabilities of the Ivy Developing Markets Fund by, the Ivy Pacific Opportunities Fund in exchange for shares of the Ivy Pacific Opportunities Fund and the distribution of such shares to the shareholders of the Ivy Developing Markets Fund in complete liquidation of the Ivy Developing Markets Fund.
For	Against	Abstain
319,151.208	40,170.660	14,465.961

Proposal 3: For shareholders of Ivy Global Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy Global Fund to, and the assumption of all of the liabilities of the Ivy Global Fund by, the W&R International Growth Fund in exchange for shares of the W&R International Growth Fund and the distribution of such shares to the shareholders of the Ivy Global Fund in complete liquidation of the Ivy Global Fund.
For	Against	Abstain
326,001.256	13,725.875	16,896.893

Proposal 4: For shareholders of Ivy Global Science & Technology Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy Global Science & Technology Fund to, and the assumption of all of the liabilities of the Ivy Global Science & Technology Fund by, the W&R Science and Technology Fund in exchange for shares of the W&R Science and Technology Fund and the distribution of such shares to the shareholders of the Ivy Global Science & Technology Fund in complete liquidation of the Ivy Global Science & Technology Fund.
For	Against	Abstain
664,589.427	21,798.471	17,157.064

Proposal 5: For shareholders of Ivy Growth Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy Growth Fund to, and the assumption of all of the liabilities of the Ivy Growth Fund by, the Waddell & Reed Advisors Accumulative Fund in exchange for shares of the Waddell & Reed Advisors Accumulative Fund and the distribution of such shares to the shareholders of the Ivy Growth Fund in complete liquidation of the Ivy Growth Fund.
For	Against	Abstain
7,377,508.539	400,479.235	388,779.334

Proposal 6: For shareholders of Ivy US Blue Chip Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy US Blue Chip Fund to, and the assumption of all of the liabilities of the Ivy US Blue Chip Fund by, the W&R Core Equity Fund in exchange for shares of the W&R Core Equity Fund and the distribution of such shares to the shareholders of the Ivy US Blue Chip Fund in complete liquidation of the Ivy US Blue Chip Fund.
For	Against	Abstain
2,434,023.427	92,702.211	168,961.772

Proposal 7: For shareholders of Ivy US Emerging Growth Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy US Emerging Growth Fund to, and the assumption of all of the liabilities of the Ivy US Emerging Growth Fund by, the W&R Mid Cap Growth Fund in exchange for shares of the W&R Mid Cap Growth Fund and the distribution of such shares to the shareholders of the Ivy US Emerging Growth Fund in complete liquidation of the Ivy US Emerging Growth Fund.
For	Against	Abstain
1,085,306.521	28,419.214	43,382.116

Proposal 8: For shareholders of Ivy International Small Companies Fund, to approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Ivy International Small Companies Fund to, and the assumption of all of the liabilities of the Ivy International Small Companies Fund by, the W&R International Growth Fund in exchange for shares of the W&R International Growth Fund and the distribution of such shares to the shareholders of the Ivy International Small Companies Fund in complete liquidation of the Ivy International Small Companies Fund. Due to lack of sufficient votes from shareholders of Ivy International Small Companies Fund, the Meeting for these shareholders was adjourned until June 12, 2003. Following is the shareholder vote from that adjourned Meeting:
For	Against	Abstain
335,596.194	12,474.405	13,605.144

To all traditional IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by us which can be obtained from your financial advisor or by submitting Internal Revenue Service Form W- 4P. Once made, an election can be revoked by providing written notice to us. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.
This page for your notes and calculations.
Ivy Funds
 Ivy Asset Strategy Fund
 Ivy Cash Reserves Fund
 Ivy Core Equity Fund
 Ivy Cundill Global Value Fund
 Ivy Dividend Income Fund
 Ivy European Opportunities Fund
 Ivy Global Natural Resources Fund
 Ivy High Income Fund
 Ivy International Fund
 Ivy International Growth Fund
 Ivy International Value Fund
 Ivy Large Cap Growth Fund
 Ivy Limited-Term Bond Fund
 Ivy Mid Cap Growth Fund
 Ivy Money Market Fund
 Ivy Municipal Bond Fund
 Ivy Pacific Opportunities Fund
 Ivy Science and Technology Fund
 Ivy Small Cap Growth Fund
 Ivy Tax-Managed Equity Fund
FOR MORE INFORMATION:
 Contact your financial advisor,
 or contact:
 IVY
 CLIENT SERVICES
 6300 Lamar Avenue
 P.O. Box 29217
 Shawnee Mission, KS 66201-9217
 (800) 777-6472
 Our INTERNET address is:
http://www.ivyfunds.com

For more complete information regarding any of the mutual funds in Ivy Funds, including charges and expenses, please obtain the Trust's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.
WRR3300SA (6-03)

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds

(Registrant)

By /s/Kristen A. Richards

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Kristen A. Richards, Vice President and Secretary

Date September 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann

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Henry J. Herrmann, President and Principal Executive Officer

Date September 9, 2003

By /s/Theodore W. Howard

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Theodore W. Howard, Treasurer and Principal Financial Officer

Date September 9, 2003